Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Feb. 22, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 29, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077
Current Fiscal Year End Date	--12-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		282,871,216
Entity Voluntary Filers	No
Entity Public Float			$ 12.5
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 5,503	$ 5,612	$ 5,164
Cost of sales:
Cost of sales before special charges	1,445	1,486	1,382
Special charges	93	47	28
Total cost of sales	1,538	1,533	1,410
Gross profit	3,965	4,079	3,754
Selling, general and administrative expense	1,891	2,084	1,818
Research and development expense	676	705	631
Purchased in-process research and development charges	0	4	12
Special charges	298	171	17
Operating profit	1,100	1,115	1,276
Other income (expense), net	(95)	(96)	(68)
Earnings before income taxes	1,005	1,019	1,208
Income tax expense	253	193	301
Net earnings	$ 752	$ 826	$ 907
Net earnings per share:
Basic net earnings per share	$ 2.4	$ 2.55	$ 2.76
Diluted net earnings per share	$ 2.39	$ 2.52	$ 2.75
Cash dividends declared per share:	$ 0.92	$ 0.84	$ 0
Weighted average shares outstanding:
Basic	313.3	324.3	328.2
Diluted	314.8	327.1	330.5

Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net earnings	$ 752	$ 826	$ 907
Other comprehensive income (loss), net of tax:
Unrealized gain on available-for-sale securities, net of taxes of $1 million, $2 million and $2 million, respectively	10	3	6
Reclassification of realized gain on available-for-sale securities, net of taxes of $6 million and $2 million, respectively	(8)	0	(3)
Foreign currency translation adjustment, net of taxes	28	(71)	(13)
Other comprehensive income (loss)	30	(68)	(10)
Total comprehensive income	$ 782	$ 758	$ 897

Consolidated Statements Of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 1	$ 2	$ 2
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	$ 6	$ 0	$ 2

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,194	$ 986
Accounts receivable, less allowance for doubtful accounts	1,349	1,367
Inventory, Net	610	624
Deferred income taxes, net	220	225
Other current assets	178	182
Total current assets	3,551	3,384
Land, buildings and improvements	602	528
Machinery and equipment	1,603	1,546
Diagnostic equipment	424	380
Property, plant and equipment at cost	2,629	2,454
Less accumulated depreciation	(1,204)	(1,066)
Net property, plant and equipment	1,425	1,388
Goodwill	2,961	2,953
Intangible assets, net	804	856
Other assets	530	537
TOTAL ASSETS	9,271	9,118
LIABILITIES AND SHAREHOLDERS' EQUITY
Current debt obligations	530	83
Accounts payable	254	202
Dividends payable	68	67
Income taxes payable	142	1
Employee compensation and related benefits	299	305
Other current liabilities	482	403
Total current liabilities	1,775	1,061
Long-term debt	2,550	2,713
Deferred income taxes, net	323	392
Other liabilities	529	477
Total liabilities	5,177	4,643
Commitments and Contingencies (Note 5)	0	0
Shareholders' Equity
Preferred stock	0	0
Common stock ($0.10 par value; 500,000,000 shares authorized; 295,648,327 and 319,615,965 shares issued and outstanding at December 29, 2012 and December 31, 2011, respectively)	30	32
Additional paid-in capital	0	43
Retained earnings	4,018	4,384
Accumulated other comprehensive income (loss):
Cumulative translation adjustment	26	(2)
Unrealized gain on available-for-sale securities	20	18
Total shareholders' equity	4,094	4,475
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,271	$ 9,118

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, less allowance for doubtful accounts	$ 47	$ 101
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	295,648,327	319,615,965
Common stock, shares outstanding	295,648,327	319,615,965

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, value at Jan. 02, 2010	$ 3,325	$ 33	$ 6	$ 3,192	$ 94
Balance, shares at Jan. 02, 2010		324,537,581
Net earnings	907			907
Other comprehensive income (loss)	(10)				(10)
Total comprehensive income	897
Repurchases of commmon stock, shares		(15,388,500)
Repurchases of common stock, value	(625)	(2)	(623)
Stock-based compensation	70		70
Common stock issued under stock plans and other, net - shares		6,293,732
Common stock issued under stock plans and other, net - value	152	1	151
Common stock issued in connection with acquisition, shares		13,575,353
Common stock issued in connection with acquisition, value	533	1	532
Tax benefit from stock plans	20		20
Balance, value at Jan. 01, 2011	4,372	33	156	4,099	84
Balance, shares at Jan. 01, 2011		329,018,166
Net earnings	826			826
Other comprehensive income (loss)	(68)				(68)
Total comprehensive income	758
Cash dividends declared	(272)			(272)
Repurchases of commmon stock, shares		(18,314,774)
Repurchases of common stock, value	(775)	(2)	(504)	(269)
Stock-based compensation	76		76
Common stock issued under stock plans and other, net - shares		8,912,573
Common stock issued under stock plans and other, net - value	303	1	302
Tax benefit from stock plans	13		13
Balance, value at Dec. 31, 2011	4,475	32	43	4,384	16
Balance, shares at Dec. 31, 2011	319,615,965	319,615,965
Net earnings	752			752
Other comprehensive income (loss)	30				30
Total comprehensive income	782
Cash dividends declared	(284)			(284)
Repurchases of commmon stock, shares		(27,670,874)
Repurchases of common stock, value	(1,058)	(3)	(221)	(834)
Stock-based compensation	69		69
Common stock issued under stock plans and other, net - shares		3,703,236
Common stock issued under stock plans and other, net - value	119	1	118
Tax benefit from stock plans	(9)		(9)
Balance, value at Dec. 29, 2012	$ 4,094	$ 30	$ 0	$ 4,018	$ 46
Balance, shares at Dec. 29, 2012	295,648,327	295,648,327

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
OPERATING ACTIVITIES
Net earnings	$ 752	$ 826	$ 907
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	284	296	244
Amortization of debt discount (premium), net	(11)	(5)	1
Inventory step-up amortization	0	30	9
Stock-based compensation	69	76	70
Excess tax benefits from stock-based compensation	(1)	(9)	(17)
Investment impairment charges	0	0	5
Purchased in-process research and development charges	0	4	12
Gain on sale of investment	(14)	0	(5)
Deferred income taxes	(77)	(65)	(34)
Other, net	106	78	17
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	13	(55)	(123)
Inventories	13	10	42
Other current assets	4	48	(30)
Accounts payable and accrued expenses	29	39	164
Income taxes payable	168	14	12
Net cash provided by operating activities	1,335	1,287	1,274
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(280)	(307)	(305)
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(679)
Proceeds from sale of investments	19	0	8
Other investing activities, net	(52)	(30)	(105)
Net cash used in investing activities	(313)	(337)	(1,081)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued	119	302	152
Excess tax benefits from stock-based compensation	1	9	17
Common stock repurchased, including related costs	(992)	(809)	(591)
Dividends paid	(284)	(205)	0
Issuances (payments) of commercial paper borrowings, net	321	247	26
Borrowings under debt facilities	0	78	940
Payments under debt facilities	0	(78)	(620)
Other financing activities, net	22	0	(10)
Net cash used in financing activities	(813)	(456)	(86)
Effect of currency exchange rate changes on cash and cash equivalents	(1)	(8)	0
Net increase in cash and cash equivalents	208	486	107
Cash and cash equivalents at beginning of period	986	500	393
Cash and cash equivalents at end of period	1,194	986	500
Supplemental Cash Flow Information
Income Taxes Paid	177	203	308
Interest Paid	69	68	63
Other Significant Noncash Transaction, Value of Consideration Received	$ 0	$ 0	$ 534

Summary of Significant Accounting Policies	12 Months Ended
Dec. 29, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Company Overview: St. Jude Medical, Inc., together with its subsidiaries (St. Jude Medical or the Company) develops, manufactures and distributes cardiovascular medical devices for the global cardiac rhythm management, cardiovascular and atrial fibrillation therapy areas and implantable neurostimulation devices for the management of chronic pain. The Company's principal products in each therapy area are as follows: Cardiac Rhythm Management - tachycardia implantable cardioverter defibrillator systems (ICDs) and bradycardia pacemaker systems (pacemakers); Cardiovascular - vascular products, which include vascular closure products, pressure measurement guidewires, optical coherence tomography (OCT) imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; Atrial Fibrillation - electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and Neuromodulation - neurostimulation products, which include spinal cord and deep brain stimulation devices. The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific.
During the third quarter of 2012, the Company announced the realignment of its product divisions into two new operating divisions: the Cardiovascular and Ablation Technologies Division (CATD) (combining its legacy Cardiovascular (CV) and Atrial Fibrillation (AF) product divisions) and the Implantable Electronic Systems Division (IESD) (combining its Cardiac Rhythm Management (CRM) and Neuromodulation (NMD) product divisions). In addition, the Company centralized certain support functions, including information technology, human resources, legal, business development and certain marketing functions. While this divisional realignment was effective August 30, 2012, the Company continued to report under its legacy operating segment structure for internal management financial forecasting and reporting purposes through the end of fiscal year 2012. The Company will report under the new organizational structure effective the beginning of fiscal year 2013.
Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.
Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2012, 2011 and 2010 consisted of 52 weeks and ended on December 29, 2012, December 31, 2011 and January 1, 2011, respectively.
Reclassifications: Certain prior period amounts have been reclassified to conform to current year presentation.
Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.
Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Adjusted cost	$9	$9
Gross unrealized gains	32	30
Fair value	$41	$39

Available-for-sale securities are reported at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recognized in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2012 and 2010, the Company sold available-for-sale securities, recognizing realized after-tax gains of $8 million and $3 million, respectively. The total pre-tax gains of $14 million and $5 million were recognized as other income (see Note 9) during 2012 and 2010, respectively. There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal year 2011. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made.

The Company's investments in mutual funds are reported at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).
Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. In Greece, the Company had sold its products through a distributor through early 2012. In February 2012, an agreement was reached between the Greek government and the European Union and International Monetary Fund whereby creditors would swap existing Greek government bonds for new bonds with a significant reduction in face value, a longer term and lower interest rates. This agreement, among other macroeconomic and factors specific to the distributor, negatively impacted the solvency and liquidity of the Company's Greek distributor, raising significant doubt regarding the collectability of the Company's outstanding receivable balance. As a result, the Company recognized a $57 million accounts receivable allowance charge in the consolidated financial statements for the fiscal year ended December 31, 2011, which was subsequently written off during 2012. No significant accounts receivable allowance charges were recognized in 2012. The Company's total allowance for doubtful accounts was $47 million and $101 million at December 29, 2012 and December 31, 2011, respectively.
Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 29, 2012	December 31, 2011
Finished goods	$416	$438
Work in process	50	54
Raw materials	144	132
	$610	$624

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 years to 39 years years for buildings and improvements, three to 15 years years for machinery and equipment, including capitalized development costs for internal-use software, and three to seven years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. Diagnostic equipment also includes other capital equipment provided by us to customers for use in diagnostic and surgical procedures. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes. During 2012, 2011 and 2010, depreciation expense was $196 million, $203 million, and $178 million, respectively.
Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. As of December 29, 2012, the Company has four reporting units consisting of its four operating segments (see Note 14). The Company assesses goodwill impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. If the qualitative assessment results in a determination that the fair value of a reporting unit is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value is more-likely-than-not below the carrying value of a reporting unit, the Company performs the two-step goodwill impairment test required by Accounting Standards Codification (ASC) Topic 350, Intangibles - Goodwill and Other. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2012 and 2011, the Company concluded that it was unlikely that the fair value was less than its carry value based on its qualitative assessment. Additionally, during the fourth quarter of 2010, the Company completed its quantitative goodwill impairment assessment under previous accounting guidance and determined there was no evidence of impairment associated with the carrying values of goodwill for its reporting units.
Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from three to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.
The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. For such purchases, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed immediately.
The Company also reviews its indefinite-lived intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment or when impairment indicators exist. The Company assesses its indefinite-lived intangible assets for impairment similar to goodwill by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. Similar to the goodwill impairment analysis, if the qualitative assessment results in a determination that the fair value of an indefinite-lived intangible asset is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value of its indefinite-lived intangible assets is more-likely-than-not below the carrying value, impairment indicators exist. The Company then analyzes the carrying value of the indefinite-lived intangible asset to quantitatively determine if the carrying value exceeds the asset's expected undiscounted future cash flows. If the carrying value exceeds the undiscounted future cash flows, the asset is written down to the fair value, which the Company determines by a present value cash flow calculation.
The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted cash flows, the carrying value is written down to fair value, which the Company determines using present value cash flow calculations. During 2012, the Company recognized impairment charges of $31 million associated with purchased technology assets in the Company's NMD, AF and CV businesses as their future expected undiscounted cash flows did not exceed the carrying value of the related assets. During both 2012 and 2011, the Company recognized $2 million and $52 million, respectively, of intangible asset impairments associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, these intangible assets were determined to have no future discrete cash flows and were fully impaired in the respective periods. There was no impairment of the Company's intangible assets during fiscal year 2010. See Note 8 for further detail regarding the intangible asset impairments recognized during fiscal years 2012 and 2011.
Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2012 and 2011 were as follows (in millions):

	2012	2011
Balance at beginning of period	$36	$25
Warranty expense recognized	5	15
Warranty credits issued	(3)	(4)
Balance at end of period	$38	$36

Product Liability: Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recognized when it is probable that a recovery will be realized. The Company has not incurred a significant amount of product liability charges during fiscal years 2012, 2011 or 2010.

Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.
Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.
Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.
Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.
The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.
Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2012, 2011 and 2010 (in millions, except per share amounts):

	2012	2011	2010
Numerator:
Net earnings	$752	$826	$907
Denominator:
Basic weighted average shares outstanding	313.3	324.3	328.2
Effect of dilutive securities:
Stock options	1.3	2.6	2.3
Restricted stock units	0.2	0.2	—
Diluted weighted average shares outstanding	314.8	327.1	330.5
Basic net earnings per share	$2.40	$2.55	$2.76
Diluted net earnings per share	$2.39	$2.52	$2.75

Approximately 18.9 million, 11.5 million and 18.3 million shares of common stock subject to stock options and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2012, 2011 and 2010, respectively.
Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).
Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.
The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.
The Company has periodically entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company has also periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recognized as an asset or liability, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. The Company's swap contracts are classified on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date.
New Accounting Pronouncements: In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Accounting Standards Codification (ASC) Topic 220): Presentation of Comprehensive Income, which eliminates the option to report other comprehensive income and its components in the consolidated statements of shareholders’ equity. ASU 2011-05, as amended, requires an entity to present items of net income and other comprehensive income in one continuous statement – referred to as the statement of comprehensive income – or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income is required to be presented with subtotals for each and a grand total for total comprehensive income. The updated guidance does not change the calculation of earnings per share. The Company adopted ASU 2011-05 and ASU 2011-12, as amended, Presentation of Comprehensive Income: Reclassifications of Items of Other Comprehensive Income, in the first quarter of fiscal year 2012. Refer to the Consolidated Statements of Comprehensive Income for the new presentation requiring a separate statement, which had no impact to the Company's Consolidated Statements of Earnings, Consolidated Balance Sheets or Consolidated Statements of Cash Flows in any interim or for the year ended December 29, 2012.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment, an update to ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2012-02 enables an entity to assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test an indefinite-lived intangible asset for impairment by comparing the fair value of the asset with its carrying amount, utilizing only a quantitative impairment test. ASU 2012-02 is effective for interim and annual reporting periods for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company early adopted ASU 2012-02 during the fourth quarter of 2012, and there was no impact to the Company's financial statements.

Acquisitions and Minority Investment	12 Months Ended
Dec. 29, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
The Company's most significant acquisitions are described below. The results of operations of businesses acquired have been included in the Company's consolidated results of operations since the dates of acquisition. Pro forma results of operations have not been presented for these acquisitions since the effects of these business acquisitions were not material to the Company either individually or in the aggregate.
Fiscal Year 2010
LightLab Imaging, Inc.: On July 6, 2010, the Company completed its acquisition of LightLab Imaging, Inc. (LightLab Imaging) for $93 million in net cash consideration. The Company recognized direct transaction costs of $1 million. LightLab Imaging was based in Westford, Massachusetts and developed, manufactured and marketed OCT for coronary imaging applications. OCT is a high resolution diagnostic coronary imaging technology that complements the Fractional Flow Reserve (FFR) technology acquired by the Company as part of the Radi Medical Systems AB (Radi Medical Systems) acquisition in December 2008.

The goodwill recorded as a result of the LightLab Imaging acquisition is deductible for income tax purposes and was entirely allocated to the Cardiovascular operating segment. The goodwill represents the strategic benefits of growing the Company's Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of LightLab Imaging, the Company recognized $40 million of developed and core technology intangible assets that have an estimated useful life of 15 years and $14 million of IPR&D that was capitalized as an indefinite-lived intangible asset.

AGA Medical, Inc.: On November 18, 2010 the Company completed its acquisition of AGA Medical, acquiring all of the outstanding shares of AGA Medical (NASDAQ: AGAM) for $20.80 per share in a cash and stock transaction valued at $1.1 billion (which consisted of $549 million in net cash consideration and 13.6 million shares of St. Jude Medical common stock). The transaction was consummated through an exchange offer followed by a merger. The Company recognized direct transaction costs of $15 million and assumed debt of $197 million that was paid off at closing. Acquiring AGA Medical, based in Plymouth, Minnesota, expanded the Company's cardiovascular product portfolio and future product pipeline to treat structural heart defects and vascular abnormalities through minimally invasive transcatheter treatments.

The goodwill recorded as a result of the AGA Medical acquisition is not deductible for income tax purposes and was allocated entirely to the Company's Cardiovascular operating segment. The goodwill represents the strategic benefits of growing the Company's Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of AGA Medical, the Company capitalized $372 million of developed and core technology intangible assets, $120 million of IPR&D and $49 million of trademark intangible assets. The estimated useful lives of the developed and core technology intangible assets range from 12 to 15 years. Both the IPR&D and trademark assets have been recorded as indefinite-lived intangible assets. During 2011, the Company finalized the $1.1 billion purchase price allocation and recorded a $3 million decrease to goodwill. The impacts of finalizing the purchase price allocation, individually and in the aggregate were not considered material to reflect as a retrospective adjustment of the historical financial statements.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as a result of the significant business acquisitions made by the Company in fiscal year 2010 (in millions):

	LightLab Imaging	AGA Medical	Total
Current assets	$15	$97	$112
Deferred income taxes, net	4	13	17
Goodwill	41	881	922
Other intangible assets	40	421	461
Acquired IPR&D	14	120	134
Other long-term assets	2	45	47
Total assets acquired	116	1,577	1,693

Current liabilities	23	62	85
Deferred income taxes, net	—	196	196
Other long-term liabilities	—	236	236
Net assets acquired	$93	$1,083	$1,176

Cash paid, net of cash acquired	93	549	642
Non-cash (SJM shares at fair value)	—	534	534
Net assets acquired	$93	$1,083	$1,176

Minority Investment: During 2010, the Company made a minority equity investment of $60 million in CardioMEMS, Inc. (CardioMEMS), a privately-held company that is focused on the development of a wireless monitoring technology that can be placed directly into the pulmonary artery to assess cardiac performance via measurement of pulmonary artery pressure. The investment agreement resulted in a 19% ownership interest and provided the Company with the exclusive right, but not the obligation, to acquire CardioMEMS for an additional payment of $375 million during the period that extends through the completion of certain regulatory milestones. The equity investment and allocated value of the fixed price purchase option are being carried at cost.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 14) for the fiscal years ended December 29, 2012 and December 31, 2011 were as follows (in millions):

	CRM/NMD	CV/AF	Total
Balance at January 1, 2011	$1,231	$1,725	$2,956
AGA Medical	—	(3)	(3)
Foreign currency translation and other	4	(4)	—
Balance at December 31, 2011	1,235	1,718	2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	$1,229	$1,732	$2,961

During 2011, the Company finalized the AGA Medical purchase price and recorded a $3 million decrease to goodwill. The impacts of finalizing the purchase price allocation, individually and in the aggregate were not considered material to reflect as a retrospective adjustment of the historical financial statements.

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 29, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$947	$336	$922	$276
Customer lists and relationships	57	36	48	25
Trademarks and tradenames	22	10	24	8
Licenses, distribution agreements and other	6	4	6	4
	$1,032	$386	$1,000	$313
Indefinite-lived intangible assets:
Acquired IPR&D	$109		$120
Trademarks and tradenames	49		49
	$158		$169

During 2012, the Company received U.S. Food and Drug Administration (FDA) clearance to market its AMPLATZER™ Vascular Plug 4 technology acquired in connection with its AGA Medical acquisition in November 2010. As a result, the Company reclassified $11 million of IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset. During 2011, the Company received approval in Japan for its OCT technology acquired in conjunction with its LightLab Imaging acquisition in 2010. As a result of the approval, the Company reclassified $14 million of acquired IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset.

Amortization expense was $88 million, $93 million and $66 million during fiscal years 2012, 2011 and 2010, respectively. The following table presents expected future amortization expense. Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2013	2014	2015	2016	2017	2017
Amortization expense	$87	$85	$85	$85	$75	$229

Debt	12 Months Ended
Dec. 29, 2012
Debt Disclosure [Abstract]
Debt
DEBT
The Company’s debt consisted of the following (in millions):

	December 29, 2012	December 31, 2011
2.20% senior notes due 2013	$454	$461
3.75% senior notes due 2014	699	699
2.50% senior notes due 2016	518	518
4.875% senior notes due 2019	496	495
1.58% Yen-denominated senior notes due 2017	95	104
2.04% Yen-denominated senior notes due 2020	149	164
Yen-denominated credit facilities	76	83
Commercial paper borrowings	593	272
Total debt	3,080	2,796
Less: current debt obligations	530	83
Long-term debt	$2,550	$2,713

Expected future minimum principal payments under the Company’s debt obligations are as follows: $526 million in 2013; $700 million in 2014; $593 million in 2015; $500 million in 2016; $95 million in 2017; and $649 million in years thereafter.
Senior Notes Due 2013: On March 10, 2010, the Company issued $450 million principal amount of 3-year, 2.20% unsecured senior notes (2013 Senior Notes) that mature in September 2013. The majority of the net proceeds from the issuance of the 2013 Senior Notes was used to retire outstanding debt obligations. Interest payments are required on a semi-annual basis. The 2013 Senior Notes were issued at a discount, yielding an effective interest rate of 2.23% at issuance. The Company may redeem the 2013 Senior Notes at any time at the applicable redemption price. The debt discount is being amortized as interest expense through maturity.
Concurrent with the issuance of the 2013 Senior Notes, the Company entered into a 3-year, $450 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company’s fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of $19 million. The gain from terminating the interest rate swap agreement has been reflected as an increase to the carrying value of the debt and is being amortized as a reduction of interest expense resulting in a net average interest rate of 0.8% that will be recognized over the remaining term of the 2013 Senior Notes.
Senior Notes Due 2014: On July 28, 2009, the Company issued $700 million principal amount of 5-year, 3.75% unsecured senior notes (2014 Senior Notes) that mature in July 2014. Interest payments are required on a semi-annual basis. The 2014 Senior Notes were issued at a discount, yielding an effective interest rate of 3.78% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2014 Senior Notes at any time at the applicable redemption price.
Senior Notes Due 2016: On December 1, 2010, the Company issued $500 million principal amount of 5-year, 2.50% unsecured senior notes (2016 Senior Notes) that mature in January 2016. The majority of the net proceeds from the issuance of the 2016 Senior Notes was used for general corporate purposes including the repurchase of the Company’s common stock. Interest payments are required on a semi-annual basis. The 2016 Senior Notes were issued at a discount, yielding an effective interest rate of 2.54% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2016 Senior Notes at any time at the applicable redemption price.
Concurrent with the issuance of the 2016 Senior Notes, the Company entered into a 5-year, $500 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company’s fixed-rate 2016 Senior Notes. On June 7, 2012, the Company terminated the interest rate swap and received a cash payment of $24 million. The gain from terminating the interest rate swap agreement has been reflected as an increase to the carrying value of the debt and is being amortized as a reduction of interest expense resulting in a net average interest rate of 1.3% that will be recognized over the remaining term of the 2016 Senior Notes.
Senior Notes Due 2019: On July 28, 2009, the Company issued $500 million principal amount of 10-year, 4.875% unsecured senior notes (2019 Senior Notes) that mature in July 2019. Interest payments are required on a semi-annual basis. The 2019 Senior Notes were issued at a discount, yielding an effective interest rate of 5.04% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2019 Senior Notes at any time at the applicable redemption price.
1.58% Yen-Denominated Senior Notes Due 2017: On April 28, 2010, the Company issued 7-year, 1.58% unsecured senior notes in Japan (1.58% Yen Notes) totaling 8.1 billion Japanese Yen (the equivalent of $95 million at December 29, 2012 and $104 million at December 31, 2011). The principal amount of the 1.58% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2017.
2.04% Yen-Denominated Senior Notes Due 2020: On April 28, 2010, the Company issued 10-year, 2.04% unsecured senior notes in Japan (2.04% Yen Notes) totaling 12.8 billion Japanese Yen (the equivalent of $149 million at December 29, 2012 and $164 million at December 31, 2011). The principal amount of the 2.04% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2020.
Yen–Denominated Credit Facilities: In March 2011, the Company borrowed 6.5 billion Japanese Yen (the equivalent of $76 million at December 29, 2012 and $83 million at December 31, 2011) under uncommitted credit facilities with two commercial Japanese banks that provide for borrowings up to a maximum of 11.25 billion Japanese Yen. The principal amount reflected on the balance sheet fluctuates based on the effects of foreign currency translation. Half of the borrowings bear interest at Yen LIBOR plus 0.25% and mature in March 2013 and the other half of the borrowings bear interest at Yen LIBOR plus 0.275% and mature in June 2013. The maturity dates of each credit facility automatically extend for a one-year period, unless the Company elects to terminate the credit facility.
Other Available Borrowings: In December 2010, the Company entered into a $1.5 billion unsecured committed credit facility (Credit Facility) that it may draw on for general corporate purposes and to support its commercial paper program. The Credit Facility expires in February 2015. Borrowings under the Credit Facility bear interest initially at LIBOR plus 0.875%, subject to adjustment in the event of a change in the Company’s credit ratings. As of December 29, 2012 and December 31, 2011, the Company had no outstanding borrowings under the Credit Facility.
The Company’s commercial paper program provides for the issuance of short-term, unsecured commercial paper with maturities up to 270 days. As of December 29, 2012 and December 31, 2011, the Company's commercial paper borrowings were $593 million and $272 million, respectively. During 2012, the Company’s weighted average effective interest rate on its commercial paper borrowings was approximately 0.23%. Any future commercial paper borrowings would bear interest at the applicable then-current market rates. The Company classifies all of its commercial paper borrowings as long-term debt, as the Company has the ability to repay any short-term maturity with available cash from its existing long-term, committed Credit Facility.

Commitments And Contingencies	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
Leases
The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows: $37 million in 2013; $28 million in 2014; $21 million in 2015; $16 million in 2016; $14 million in 2017; and $9 million in years thereafter. Rent expense under all operating leases was $44 million, $45 million and $36 million in fiscal years 2012, 2011 and 2010, respectively.
Product Liability Litigation
Silzone® Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone® coating, which the Company stopped selling in January 2000. The Company has vigorously defended against the claims that have been asserted and will continue to do so with respect to any remaining claims.
The Company's outstanding Silzone cases consist of one class action in Ontario, one individual case in Ontario and one proposed class action in British Columbia by the provincial health insurer. In Ontario, a trial on common issues commenced in February 2010 in a class action case involving Silzone patients. In June 2012, the Court ruled in the Company's favor on all nine common class issues and the Court ruled the case should be dismissed. An order dismissing that action has been signed by the trial judge. On September 14, 2012, counsel for the class filed an appeal with the Court of Appeal for the Province of Ontario. The parties will be exchanging written argument between March and September, 2013, and the appeal will likely be heard in November 2013. The proposed class action lawsuit by the British Columbia provincial health insurer seeks to recover the cost of insured services furnished or to be furnished to patients who were also class members in a British Columbia class action that was resolved in 2010. The British Columbia provincial health insurer recently consented to a dismissal of the action, and an order has been signed by the Court dismissing the case. The individual case in Ontario requests damages in excess of $1 million (claiming unspecified special damages, health care costs and interest). Based on the Company’s historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed.
The Company has recorded an accrual for probable legal costs, settlements and judgments for Silzone related litigation. The Company is not aware of any unasserted claims related to Silzone-coated products. For all Silzone legal costs incurred, the Company records insurance receivables for the amounts that it expects to recover based on its assessment of the specific insurance policies, the nature of the claim and the Company’s experience with similar claims. The Company’s current and final insurance layer for Silzone claims consists of $13 million of remaining coverage with two insurance carriers. To the extent that the Company’s future Silzone costs (the material components of which are settlements, judgments, legal fees and other related defense costs) exceed its remaining insurance coverage, the Company would be responsible for such costs. The Company has not recognized an expense related to any potential future damages as they are not probable or reasonably estimable at this time.
The following table summarizes the Company’s Silzone legal accrual and related insurance receivable at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Silzone legal accrual	$4	$22
Silzone insurance receivable	$3	$15

The Company has vigorously defended against the claims that have been asserted and expects to continue to do so with respect to any remaining claims. The Company has not recorded an expense related to any potential damages in connection with these matters because any potential loss is not probable or reasonably estimable.
Patent and Other Intellectual Property Litigation
Volcano Corporation & LightLab Imaging Litigation: The Company's subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Massachusetts state court and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a certain period of time.
After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the Court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute which prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company for reimbursement of attorneys' fees and double damages, which Volcano paid to the Company in July 2011. The Court also issued certain injunctions and declaratory relief. In January 2013, the Supreme Judicial Court for Massachusetts granted the Company's request to bypass the intermediary appellate court and has accepted the matter for its direct review.
In Delaware, Axsun and Volcano commenced an action in February 2010 against LightLab Imaging, seeking a declaration as to whether Axsun may supply a certain light source for use in OCT imaging systems to Volcano. Axsun's and Volcano's position is that this light source is not a tunable laser and hence falls outside Axsun's exclusivity obligations to Volcano. LightLab Imaging's position, asserted both in defense and in a counterclaim, is that this light source is a tunable laser, which LightLab Imaging's contract bars Axsun from supplying Volcano. Though the trial of this matter was expected to occur in early 2011, in a March 2011 ruling, the Delaware Court postponed the trial of this case because Axsun and Volcano did not yet have a finalized light source to present to the Court.
In May 2011, LightLab Imaging initiated a lawsuit against Volcano and Axsun in the Delaware state court. The suit seeks to enforce LightLab Imaging's exclusive contract with Axsun, and also alleges claims to prevent Volcano from interfering with that contract and to bar Axsun and Volcano from using LightLab Imaging confidential information and trade secrets, and to prevent Volcano and Axsun from violating a Massachusetts statute prohibiting unfair methods of competition and unfair or deceptive acts or practices relating to LightLab Imaging's tunable laser technology. In October 2011, LightLab Imaging filed an amended and supplemental complaint in this action, and in early November 2011, the Company received Volcano and Axsun's response, including a motion for judgment on the pleadings and a motion to stay the action. In May 2012, the Court granted Volcano's motion to stay the proceedings until Volcano provides notice of its intent to begin clinical trials or engage in other public activities with an OCT imaging system that uses a type of light source that is in dispute in the lawsuit. Volcano is under an order to provide such a notice at least 45 days before beginning such trials or engaging in such activities. In January 2013, the Company filed a motion with the court to lift the stay and allow the matter to proceed given certain statements and activities made by Volcano.
Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. In the suit, the Company asserted certain patents against Volcano and seeks injunctive relief and monetary damages. The infringed patents are part of the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008. Volcano filed counterclaims against the Company in this case, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe certain Volcano patents. The Company believes the assertions and claims made by Volcano are without merit. Jury trials on liability issues in this matter occurred in October 2012. On October 19, 2012 the jury ruled in favor of Volcano finding that certain Volcano patents do not infringe the Company's patents and that certain St. Jude Medical patents were invalid. Before the trial involving the patents Volcano asserted against the Company, Volcano advised the Company it would not proceed on one patent, and, as part of this decision, Volcano agreed not to assert a patent infringement claim against the Company involving that patent for any product, manufactured, marketed or sold by St. Jude Medical prior to October 20, 2012. On October 22, 2012, Volcano proceeded to trial on its three remaining patents, and on October 25, 2012, the jury ruled that the Company did not infringe these three patents. The Court entered judgment on the jury verdicts on January 9, 2013. The Company has filed a motion for judgment as a matter of law and for a new trial. Volcano has filed its own motion of judgment as a matter of law. If necessary, the Company will appeal to the appellate court and raise challenges to various issues related to the trial that resulted in the October 19, 2012 jury decision.
AorTech Biomaterial PTY Limited, AorTech International PLC and AorTech Medical Devices USA, Inc. & St. Jude Medical License & Supply Agreement Litigation: On October 16, 2012, the Company filed a lawsuit against AorTech Biomaterial PTY Limited, AorTech International PLC and AorTech Medical Devices USA, Inc. (collectively, AorTech), in Federal District Court for the Central District of California. The lawsuit sought declaratory and injunctive relief from AorTech's publicly announced intention to terminate the parties' License & Supply Agreement for Elast-Eon™, the raw material used in St. Jude Medical's Optim® insulation for certain leads. On October 18, 2012, the Company filed an Application for a Temporary Restraining Order (TRO), and on November 1, 2012, the Court granted the Company's TRO application, preventing AorTech from terminating or breaching the License and Supply Agreement. The TRO was extended by agreement of the parties and approval of the Court for several weeks and the matter has now been settled and the case dismissed in December 2012.
Securities and Other Shareholder Litigation
March 2010 Securities Class Action Litigation: In March 2010, a securities lawsuit seeking class action status was filed in federal district court in Minnesota against the Company and certain officers on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the Company failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for CRM devices. Class members allege that the Company's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. In December 2011, the Court issued a decision denying a motion to dismiss filed by the defendants in October 2010. On October 25, 2012, the Court granted plaintiffs' motion to certify the case as a class action, which defendants did not oppose. The discovery phase of the case is ongoing, and the Company intends to continue to vigorously defend against the claims asserted in this lawsuit.
June 2012 Securities Class Action Litigation: In June 2012, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and a company officer for alleged violations of the federal securities laws on behalf of all purchasers of the publicly traded securities of the Company between December 15, 2010 and April 4, 2012 who were damaged thereby. The complaint, which sought unspecified damages and other relief as well as attorneys' fees, alleged that the Company failed to disclose information concerning its Riata, QuickFlex and QuickSite leads. Class members alleged that the Company's failure to disclose this information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. On August 20, 2012, the plaintiff voluntarily dismissed its complaint against the Company.
December 2012 Securities Class Action Litigation: On December 7, 2012, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and an officer for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the Company between October 17, 2012 and November 20, 2012. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, challenges the Company’s disclosures concerning its high voltage cardiac rhythm lead products during the purported class period. On December 10, 2012, a second securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the Company between October 19, 2011 and November 20, 2012. The second complaint pursues similar claims and seeks unspecified damages and other relief as well as attorneys’ fees. Motions to consolidate the two cases and motions for appointment and selection of lead counsel and lead plaintiff were filed on February 5, 2013. The Company expects that these actions will be consolidated. The Company intends to vigorously defend against the claims asserted in these lawsuits.

December 2012 Derivative Litigation: On December 14, 2012, a shareholder derivative action was initiated in
Minnesota state court in Ramsey County, on behalf of the Company, against members of St. Jude Medical’s Board of Directors as well as certain officers of the Company. The plaintiffs in this action allege breach of fiduciary duty, waste of corporate assets and unjust enrichment. The claims center around and involve the Company’s high voltage cardiac rhythm lead products and related activities and events. No damages are sought against the Company. The Defendants in this matter intend to vigorously defend against the claims asserted in this lawsuit.

Other than disclosed above, the Company has not recorded an expense related to any potential damages in connection with these litigation matters because any potential loss is not probable or reasonably estimable. Additionally, other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.
Governmental Investigations
In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the DOJ. The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for ICDs and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of the Company's major competitors. In addition, on August 31, 2012 the Company received a CID from the Civil Division of the DOJ requesting documents related to St. Jude Medical's Riata® and Riata ST® silicone-insulated products.  The CID appears to relate to a review of whether circumstances surrounding the Company's Riata® and Riata ST® defibrillator lead products caused the submission of false claims to federal healthcare programs. Finally, on September 20, 2012, the Office of Inspector General for the Department of Health and Human Services (OIG) issued a subpoena requiring the Company to produce certain documents related to payments made by the Company to healthcare professionals practicing in California, Florida, and Arizona, as well as policies and procedures related to payments made by the Company to non-employee healthcare professionals.
The Company is cooperating with these investigations and is responding to these requests. However, the Company cannot predict when these investigations will be resolved, the outcome of these investigations or their impact on the Company. The Company has not recorded an expense related to any potential damages in connection with these governmental matters because any potential loss is not probable or reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, that may result from these matters.
Regulatory Matters
In late September 2012, the FDA commenced an inspection of the Company's Sylmar, California facility, and, following such inspection, issued eleven observations on a Form 483. In early November 2012, the Company's provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated January 10, 2013 from the FDA relating to these non-conformities with respect to its Sylmar, California facility. The warning letter does not identify any specific concerns regarding the performance of, or indicate the need for any field or other action regarding, any particular St. Jude Medical product. The Sylmar, California facility will continue to manufacture CRM devices while the Company works with the FDA to address its concerns.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain observed nonconformities with current Good Manufacturing Practice (cGMP). Following the receipt of the Form 483, the Company provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these non-conformities with respect to its legacy Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.
With respect to both of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.
Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's observations and requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.

Shareholders' Equity	12 Months Ended
Dec. 29, 2012
Shareholders' Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – SHAREHOLDERS' EQUITY
Capital Stock:  The Company's authorized capital consists of 25 million shares of $1.00 per share par value preferred stock and 500 million shares of $0.10 per share par value common stock. There were no shares of preferred stock issued or outstanding during 2012, 2011 or 2010.
Share Repurchases: On November 29, 2012, the Company's Board of Directors authorized a share repurchase program of up to $1.0 billion of its outstanding common stock. The Company began repurchasing shares on December 5, 2012 and completed the repurchases under the program on February 1, 2013, repurchasing 26.8 million shares for $1.0 billion at an average repurchase price of $37.27 per share. From December 5, 2012 through December 29, 2012, the Company repurchased 12.9 million shares for $458 million at an average repurchase price of $35.60 per share.

On October 17, 2012, the Company's Board of Directors authorized a share repurchase program of up to $300 million of its outstanding common stock. The Company began repurchasing shares on October 19, 2012 and completed the repurchases under the program on November 6, 2012, repurchasing 7.7 million shares for $300 million at an average repurchase price of $38.97 per share.

On December 12, 2011, the Company's Board of Directors authorized a share repurchase program of up to $300 million of the Company's outstanding common stock. The Company began repurchasing shares on January 27, 2012 and completed the repurchases under the program on February 8, 2012, repurchasing 7.1 million shares for $300 million at an average repurchase price of $42.14 per share.

On August 2, 2011, the Company's Board of Directors authorized a share repurchase program of up to $500 million of the Company's outstanding common stock. The Company completed the repurchases under the program on August 29, 2011, repurchasing 11.7 million shares for $500 million at an average repurchase price of $42.79 per share.

On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to $600 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional $300 million of share repurchases as part of this share repurchase program. Through January 1, 2011, the Company had repurchased 15.4 million shares for $625 million at an average repurchase price of $40.63 per share. The Company continued repurchasing shares in 2011 and completed the repurchases under the program on January 20, 2011, repurchasing a program total of 22.0 million shares for $900 million at an average repurchase price of $40.87 per share.

Dividends: During 2012, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.23 per share paid on April 30, 2012, July 31, 2012, October 31, 2012 and January 31, 2013. During 2011, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.21 per share paid on April 29, 2011, July 29, 2011, October 31, 2011 and January 31, 2012. No cash dividends were paid in 2010.

On February 23, 2013, the Company's Board of Directors authorized a cash dividend of $0.25 per share payable on April 30, 2013 to share holders of record as of March 29, 2013.

Stock-based Compensation	12 Months Ended
Dec. 29, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7 - STOCK-BASED COMPENSATION

Stock Compensation Plans
The Company's stock compensation plans provide for the issuance of stock-based awards, such as stock options, restricted stock units and restricted stock awards, to directors, officers, employees and consultants. Since 2000, all stock option awards granted under these plans have an exercise price equal to the fair market value on the date of grant, an eight-year contractual life and generally, vest annually over a four-year vesting term. Restricted stock units and restricted stock awards under these plans also generally vest annually over a four-year period. Restricted stock awards are considered issued and outstanding at the grant date and have the same dividend and voting rights as other common stock. Directors can elect to receive half of their entire annual retainer in the form of a restricted stock award with a six-month vesting term. Restricted stock units are not issued and outstanding at the grant date; instead, upon vesting the recipient receives one share of the Company's common stock for each vested restricted stock unit. At December 29, 2012, the Company had 19.2 million shares of common stock available for stock option grants under its stock compensation plans. The Company has the ability to grant a portion of the available shares in the form of restricted stock awards or units. Specifically, in lieu of granting up to 16.8 million stock options under these plans, the Company may grant up to 7.5 million restricted stock awards or units (for certain grants of restricted stock units or awards, the number of shares available are reduced by 2.25 shares). Additionally, in lieu of granting up to 0.1 million stock options under these plans, the Company may grant up to 0.1 million restricted stock awards (for certain grants of restricted stock awards, the number of shares available are reduced by one share). The remaining 2.3 million shares of common stock are available only for stock option grants. At December 29, 2012, there was $141 million of total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, which is expected to be recognized over a weighted average period of 3.0 years and will be adjusted for any future changes in estimated forfeitures.
The Company also has an Employee Stock Purchase Plan (ESPP) that allows participating employees to purchase newly issued shares of the Company's common stock at a discount through payroll deductions. The ESPP consists of a 12-month offering period whereby employees can purchase shares at 85% of the market value at either the beginning of the offering period or the end of the offering period, whichever price is lower. Employees purchased 0.9 million shares each year in fiscal years 2012, 2011 and 2010. At December 29, 2012, 6.7 million shares of common stock were available for future purchases under the ESPP.
The Company's total stock compensation expense for fiscal years 2012, 2011 and 2010 by income statement line item was as follows (in thousands):

	2012	2011	2010
Selling, general and administrative expense	$49	$55	$49
Research and development expense	15	15	15
Cost of sales	5	6	6
Total stock compensation expense	$69	$76	$70

Valuation Assumptions

The Company uses the Black-Scholes standard option pricing model (Black-Scholes model) to determine the fair value of stock options and ESPP purchase rights. The determination of the fair value of the awards on the date of grant using the Black-Scholes model is affected by the Company's stock price as well as assumptions of other variables, including projected employee stock option exercise behaviors, risk-free interest rate, expected volatility of the Company's stock price in future periods and expected dividend yield. The fair value of both restricted stock and restricted stock units is based on the Company's closing stock price on the date of grant. The weighted average fair values of restricted stock awards granted during fiscal years 2012, 2011 and 2010 were $37.63, $49.77 and $37.08, respectively. The weighted average fair value of the restricted stock units granted during fiscal years 2012, 2011 and 2010 was $35.39, $35.14 and $41.65, respectively. The weighted average fair values of ESPP purchase rights granted to employees during fiscal years 2012, 2011 and 2010 were $9.39, $10.86 and $9.70, respectively.
The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2012, 2011 and 2010 and the related weighted average assumptions used in the Black-Scholes model:

	2012	2011	2010
Fair value of options granted	$7.71	$9.17	$11.79
Assumptions:
Expected life (years)	5.4	5.5	4.8
Risk-free interest rate	0.7%	0.9%	2.2%
Volatility	31.2%	33.9%	31.7%
Dividend yield	2.5%	2.0%	—%

Expected Life: The Company analyzes historical employee exercise and termination data to estimate the expected life assumption. Annually, the Company updates these assumptions unless circumstances would indicate a more frequent update is necessary.
Risk-free Interest Rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity equal to or approximating the expected life of the options.
Volatility: The Company calculates its expected volatility assumption by blending the historical and implied volatility. The historical volatility is based on the daily closing prices of the Company's common stock over a period equal to the expected term of the option. Market-based implied volatility is based on utilizing market data of actively traded options on the Company's stock, from options at- or near-the-money, at a point in time as close to the grant date of the employee options as reasonably practical and with similar terms to the employee share option, or a remaining maturity of at least six months if no similar terms are available. The historical volatility of the Company's common stock price over the expected term of the option is a strong indicator of the expected future volatility. In addition, implied volatility takes into consideration market expectations of how future volatility will differ from historical volatility. The Company does not believe that one estimate is more reliable than the other, and as a result, the Company uses an equal weighting of historical volatility and market-based implied volatility.
Dividend Yield: For all grants through fiscal year 2010, the Company had not anticipated paying cash dividends and therefore assumed a dividend yield of zero. Beginning in fiscal year 2011, the Company began paying cash dividends. The Company's dividend yield assumption is based on the expected annual dividend yield on the grant date.

Stock Compensation Activity

The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended December 29, 2012:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in millions)	Price	Term (in years)	(in millions)
Outstanding at December 31, 2011	29.0	$38.51
Granted	4.5	35.38
Exercised	(2.5)	36.35
Canceled	(2.8)	40.05
Outstanding at December 29, 2012	28.2	$38.05	4.8	$24
Vested and expected to vest	27.1	$38.10	4.7	$24
Exercisable at December 29, 2012	17.9	$38.88	3.6	$21

The aggregate intrinsic value of options outstanding and options exercisable is based on the Company's closing stock price on the last trading day of the fiscal year for in-the-money options. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices. The total intrinsic value of options exercised during fiscal years 2012, 2011 and 2010 was $14 million, $96 million and $83 million, respectively.
The following table summarizes activity for restricted stock awards and restricted stock units under all stock compensation plans during the fiscal year ended December 29, 2012:

		Weighted Average
	Restricted Stock	Grant Date
	(in millions)	Fair Value
Unvested balance at December 31, 2011	1.3	$38.01
Granted	0.8	35.42
Vested	(0.3)	38.41
Canceled	(0.2)	38.17
Unvested balance at December 29, 2012	1.6	$36.61

The total aggregate fair value of restricted stock awards and restricted stock units vested during fiscal years 2012, 2011 and 2010 was $11 million, $7 million and $1 million, respectively.

Special Charges	12 Months Ended
Dec. 29, 2012
Special Charges [Abstract]
Special Charges
PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT (IPR&D) AND SPECIAL CHARGES
IPR&D Charges
During 2011, the Company recorded IPR&D charges of $4 million in conjunction the purchase of intellectual property in its CRM operating segment. During 2010, the Company recorded IPR&D charges of $12 million in conjunction with the purchase of cardiovascular-related intellectual property. As the related technological feasibility had not yet been reached and such technology had no future alternative use, these intellectual property asset purchases were expensed as IPR&D.
Special Charges
The Company recognizes certain transactions and events as special charges in its consolidated financial statements. These charges (such as restructuring charges, impairment charges and certain settlement or litigation charges) result from facts and circumstances that vary in frequency and impact on the Company's results of operations. In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, special charges are not reflected in the individual reportable segments operating results.
2012 Business Realignment Plan
During 2012, the Company incurred charges of $185 million resulting from the realignment of its product divisions into two new operating divisions: the Cardiovascular and Ablation Technologies Division (CATD) (combining the Company's legacy CV and AF product divisions) and the Implantable Electronic Systems Division (IESD) (combining the Company's legacy CRM and NMD product divisions). In addition, the Company centralized certain support functions, including information technology, human resources, legal, business development and certain marketing functions. The organizational changes are part of a comprehensive plan to accelerate the Company's growth, reduce costs, leverage economies of scale and increase investment in product development. In connection with the realignment, the Company recognized $109 million of severance costs and other termination benefits after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. The 2012 business realignment plan reduced the Company's workforce by approximately 5%. The Company also recognized $17 million of inventory write-offs associated with discontinued CATD product lines and $41 million of accelerated depreciation charges and fixed asset write-offs, primarily associated with information technology assets no longer expected to be utilized or with a limited remaining useful life. Additionally, the Company recognized $18 million of other restructuring costs which included $7 million of contract termination costs and $11 million of other costs.
A summary of the activity related to the 2012 business realignment plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 31, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	5	17	—	2	24
Special charges	104	—	41	16	161
Non-cash charges used	—	(17)	(41)	(3)	(61)
Cash payments	(52)	—	—	(7)	(59)
Foreign exchange rate impact	1	—	—	—	1
Balance at December 29, 2012	$58	$—	$—	$8	$66

2011 Restructuring Plan
During 2011, the Company incurred charges totaling $162 million related to restructuring actions to realign certain activities in the Company's CRM business and sales and selling support organizations. The restructuring actions included phasing out CRM manufacturing and R&D operations in Sweden, reductions in the Company's workforce and rationalizing product lines. In connection with the staged phase-out of CRM manufacturing and R&D operations in Sweden, the Company began recognizing severance costs and other termination benefits for over 650 employees in accordance with ASC Topic 420, Exit or Disposal Cost Obligations whereby certain employee termination costs are recognized over the employees’ remaining future service period. Additionally, during 2011, the Company recognized certain severance costs for 550 employees after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. The total charge for employee termination costs recognized during 2011 was $82 million. Additionally, the Company recognized $20 million of inventory obsolescence charges primarily associated with the rationalization of product lines across its business. The Company also recorded $26 million of impairment and accelerated depreciation charges, of which $12 million related to an impairment charge to write-down the Company's CRM manufacturing facility in Sweden to its fair value. Additionally, the Company recognized $34 million of other restructuring charges primarily associated with CRM restructuring actions ($13 million of pension settlement charges associated with the termination of Sweden's defined benefit pension plan and $4 million of idle facility costs related to transitioning manufacturing operations out of Sweden) as well as $7 million of contract termination costs and $10 million of other costs.

During 2012, the Company incurred additional charges totaling $102 million related to the restructuring actions initiated during 2011. The Company recognized severance costs and other termination benefits of $38 million for an additional 100 employees after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. The Company also recognized $13 million of inventory obsolescence charges primarily related with the rationalization of product lines in its CRM and NMD businesses. Additionally, the Company recognized $51 million of other restructuring charges which included $37 million of restructuring related charges associated with the Company's CRM business and sales and selling support organizations (of which $13 million primarily related to idle facility costs in Sweden). The remaining charges included $8 million of contract termination costs and $6 million of other costs.
A summary of the activity related to the 2011 restructuring plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	9	20	9	9	47
Special charges	73	—	17	25	115
Non-cash charges used	—	(20)	(26)	(1)	(47)
Cash payments	(27)	—	—	(15)	(42)
Foreign exchange rate impact	(1)	—	—	—	(1)
Balance at December 31, 2011	54	—	—	18	72
Cost of sales special charges	11	13	—	20	44
Special charges	27	—	—	31	58
Non-cash charges used	—	(13)	—	(4)	(17)
Cash payments	(68)	—	—	(47)	(115)
Foreign exchange rate impact	1	—	—	(1)	—
Balance at December 29, 2012	$25	$—	$—	$17	$42

Other Special Charges
Inventory charges: During 2010, the Company recorded $28 million of inventory obsolescence charges to cost of sales primarily related to excess legacy ICD inventory that was not expected to be sold due to the Company's launch of its UnifyTM CRT-D and FortifyTM ICD devices. The Company's market demand for these devices resulted in a more rapid adoption than expected or historically experienced from other ICD product launches.
Intangible asset impairment charges: During 2012, the Company recognized a $23 million impairment charge for certain developed technology intangible assets in its NMD division as the Company's updated expectations for the future cash flows of the related product lines decreased, ultimately resulting in the related assets' fair value falling below carrying value. Additionally, the Company discontinued certain AF and CV product lines and recognized $8 million of impairment charges to fully impair the related developed technology intangible assets. The Company also recognized $2 million of intangible asset impairments associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and were fully impaired.
During 2011, the Company recorded $52 million of intangible asset impairment charges, of which $49 million related to customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. As discussed previously, due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and recognized a $49 million impairment charge.
Settlement charges: During 2012, the Company agreed to settle a dispute on licensed technology for the Company's Angio-Seal™ vascular closure devices. In connection with this settlement, which resolved all disputed claims and included a fully-paid perpetual license, the Company recognized a $28 million settlement expense which it classified as a special charge and also recognized a $12 million licensed technology intangible asset to be amortized over the technology's remaining patent life.
Litigation charges: During 2012, the Company recognized $16 million of litigation charges for future probable and estimable legal costs related to outstanding matters associated with the Company's IESD field actions. During 2011, the Company recognized a $4 million legal settlement charge after reaching an agreement with the Office of Inspector General of the Department of Health and Human Services to settle a previously disclosed investigation initiated in December 2008 related to allegations that the Company failed to properly apply certain warranty credits. During 2010, the Company recognized a $17 million legal settlement charge after reaching an agreement with the Boston U.S. DOJ to settle a previously disclosed investigation initiated in 2005 related to an industry-wide review of post-market clinical studies and registries.
Field action charges: During 2012, the Company recognized special charges of $27 million, of which $25 million was charged to cost of sales, for costs primarily related to the 2012 field action associated with certain neuromodulation implantable pulse generator charging systems.

Other Income (Expense), Net	12 Months Ended
Dec. 29, 2012
Other Nonoperating Income (Expense) [Abstract]
Other Income (Expense), Net
OTHER INCOME (EXPENSE), NET
The Company’s other income (expense) consisted of the following (in millions):

	2012	2011	2010
Interest income	$5	$4	$2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$(95)	$(96)	$(68)

During 2011, legislation became effective in Puerto Rico that levied an excise tax for most purchases from Puerto Rico. The Company recognized $31 million and $28 million of excise tax expense during 2012 and 2011 for purchases made from its Puerto Rico subsidiary. This tax is almost entirely offset by the foreign tax credits which are recognized as a benefit to income tax expense.

The Company classifies realized gains or losses from the sale of investments and investment impairment charges as other income (expense). The Company recognized $14 million and $5 million of realized gains in other income during 2012 and 2010, respectively associated with the sale of available-for-sale securities. Additionally, during 2010, the Company recognized investment impairment charges of $5 million in other expense.

Income Taxes	12 Months Ended
Dec. 29, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Company's earnings before income taxes as generated from its U.S. and international operations are as follows (in millions):

	2012	2011	2010
U.S.	$316	$502	$553
International	689	517	655
Earnings before income taxes	$1,005	$1,019	$1,208

Income tax expense consisted of the following (in millions):

	2012	2011	2010
Current:
U.S. federal	$236	$180	$264
U.S. state and other	16	13	14
International	78	65	57
Total current	330	258	335
Deferred	(77)	(65)	(34)
Income tax expense	$253	$193	$301

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of deferred tax assets and liabilities are as follows: (in millions):

	2012	2011
Deferred income tax assets:
Net operating and capital loss carryforwards	$236	$164
Tax credit carryforwards	70	60
Inventories	148	145
Stock-based compensation	78	73
Compensation and benefits	113	101
Accrued liabilities and other	133	117
	778	660
Less: valuation allowance	(228)	(157)
Deferred income tax assets	550	503
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(12)	(11)
Property, plant and equipment	(204)	(207)
Intangible assets	(307)	(332)
Deferred income tax liabilities	(523)	(550)
Net deferred income tax assets (liabilities)	$27	$(47)

At December 29, 2012, the Company had U.S. federal net operating and capital loss carryforwards, the tax effect of which was $12 million, and $2 million of U.S. tax credit carryforwards that will expire from 2014 through 2027 if not utilized. The Company also has state net operating loss carryforwards, the tax effect of which was $1 million, that will expire from 2014 through 2018 and tax credit carryforwards, tax effected of $68 million that have an unlimited carryforward period. These amounts are subject to annual usage limitations. In addition, the Company had foreign tax net operating loss carryforwards, the tax effect of which was $223 million as of December 29, 2012. These tax attributes have an unlimited carryforward period.
The Company establishes valuation allowances for deferred tax assets when, after consideration of all positive and negative evidence, it is considered more-likely-than-not that a portion of the deferred tax assets will not be realized. The Company's valuation allowances of $228 million and $157 million at December 29, 2012 and December 31, 2011, respectively, reduce the carrying value of deferred tax assets associated with certain net operating loss and tax credit carryforwards.
A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2012	2011	2010
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	0.5	1.2	2.2
International taxes at lower rates	(12.1)	(11.6)	(10.0)
Tax benefits from domestic manufacturer's deduction	(2.2)	(2.0)	(1.1)
Research and development credits	(1.1)	(2.7)	(2.4)
Puerto Rico excise tax	(1.8)	(1.7)	—
Non-deductible IPR&D charges	—	—	0.4
Settlement reserve for certain prior year tax positions	4.6	—	—
Other	2.3	0.8	0.8
Effective income tax rate	25.2%	19.0%	24.9%

The Company's effective income tax rate is favorably impacted by tax incentive grants, which result in Puerto Rico earnings being partially tax exempt through the year 2023.

The Company has not recorded U.S. deferred income taxes on approximately $2.8 billion of its non-U.S. subsidiaries' undistributed earnings because such amounts are intended to be reinvested outside the United States indefinitely. If these earnings were repatriated to the United States, the Company would be required to accrue and pay U.S. federal income taxes and foreign withholding taxes, as adjusted for foreign tax credits. Determination of the amount of any unrecognized deferred income tax liability on these earnings is not practicable.

The Company recognizes all income tax liabilities in accordance with ASC Topic 740, Income Taxes, including liabilities for unrecognized tax benefits that require application of accounting estimates that are subject to the inherent uncertainties associated with the tax audit process, and therefore include certain contingencies. The Company recognizes interest and penalties related to income tax matters in income tax expense. The Company recognized interest and penalties, net of tax benefit, of $22 million, $1 million and $4 million during fiscal years 2012, 2011 and 2010, respectively. The Company's accrued liability for gross interest and penalties was $69 million, $35 million and $34 million at December 29, 2012, December 31, 2011 and January 1, 2011, respectively.
The following table summarizes the activity related to the Company's unrecognized tax benefits (in millions):

	2012	2011	2010
Balance at beginning of year	$205	$163	$121
Increases related to current year tax positions	38	33	33
Increases related to prior year tax positions	90	16	19
Reductions related to prior year tax positions	(18)	(1)	(9)
Reductions related to settlements / payments	(1)	(2)	—
Expiration of the statute of limitations for the assessment of taxes	—	(4)	(1)
Balance at end of year	$314	$205	$163

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for all tax years through 2001. Additionally, substantially all material foreign, state and local income tax matters have been concluded for all tax years through 2004. The U.S. Internal Revenue Service (IRS) completed an audit of the Company’s 2002 through 2005 tax returns and proposed adjustments in its audit report issued in November 2008. The IRS completed an audit of the Company’s 2006 and 2007 tax returns and proposed adjustments in its audit report issued in March 2011. The Company initiated its defense at the IRS appellate level in January 2009 for the 2002 through 2005 adjustments and in May 2011 for the 2006 through 2007 adjustments. The IRS is currently auditing the Company’s 2008 and 2009 tax returns and an audit report is expected to be issued in 2013. In 2012, the Company recorded $46 million of additional tax expense related to a settlement reserve for certain prior year tax positions related to the 2002 through 2009 tax years. While the final outcome of the Company's outstanding tax matters is inherently uncertain, the Company expects to reduce the amount of its liability for unrecognized tax benefits by approximately $100 million within the next 12 months resulting from cash settlement payments and/or adjustments to previously recorded income tax reserves.

Retirement Plans	12 Months Ended
Dec. 29, 2012
Retirement Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 11 – RETIREMENT PLANS
Defined Contribution Plans: The Company has a 401(k) profit sharing plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to IRS limitations, with the Company matching a portion of the employees' contributions at the discretion of the Company's Board of Directors. In addition, the Company has defined contribution programs for employees in certain countries outside the United States. Company contributions under all defined contribution plans totaled $26 million, $23 million and $21 million in 2012, 2011 and 2010, respectively.
The Company also has a non-qualified deferred compensation plan that provides certain officers and employees the ability to defer a portion of their compensation until a later date. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates upon retirement, death or termination from the Company. The deferred compensation liability, which is classified as other liabilities, was approximately $234 million and $205 million at December 29, 2012 and December 31, 2011, respectively.
Defined Benefit Plans: The Company has funded and unfunded defined benefit plans for employees in certain countries outside the United States. The Company had an accrued liability totaling $16 million and $15 million at December 29, 2012 and December 31, 2011, respectively, which approximated the actuarial calculated unfunded liability. The amount of funded plan assets and the amount of pension expense was not material. In connection with the CRM restructuring actions (see Note 8), the Company elected to terminate its defined benefit pension plan in Sweden and made a lump sum settlement payment of $31 million during the fourth quarter of 2011 and recognized a pension settlement charge of $13 million.

Fair Value Measurements And Financial Instruments	12 Months Ended
Dec. 29, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements And Financial Instruments
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The fair value measurement accounting standard, codified in ASC Topic 820, Fair Value Measurement (ASC Topic 820), provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period). These financial assets and liabilities include money-market securities, trading marketable securities, available-for-sale marketable securities and derivative instruments. The Company continues to record these items at fair value on a recurring basis and the fair value measurements are applied using ASC Topic 820. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:
Money-market securities: The Company’s money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.
Trading securities: The Company’s trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon quoted market prices of the net asset values of the funds. The Company classifies these securities as level 1.
Available-for-sale securities: The Company’s available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.
Derivative instruments: The Company’s derivative instruments consist of foreign currency exchange contracts and interest rate swap contracts. The Company classifies these instruments as level 2 as the fair value is determined using inputs other than observable quoted market prices. These inputs include spot and forward foreign currency exchange rates and interest rates that the Company obtains from standard market data providers. The fair value of the Company’s outstanding foreign currency exchange contracts was not material at December 29, 2012 or December 31, 2011.
A summary of financial assets measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011 is as follows (in millions):

	Balance Sheet Classification	December 29, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$964	$964	$—	$—
Available-for-sale securities	Other current assets	41	41	—	—
Trading securities	Other assets	231	231	—	—
Total assets		$1,236	$1,236	$—	$—

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745	$745	$—	$—
Available-for-sale securities	Other current assets	39	39	—	—
Trading securities	Other assets	205	205	—	—
Interest rate swap	Other assets	18	—	18	—
Total assets		$1,007	$989	$18	$—

The Company also had $230 million and $241 million of cash equivalents invested in short-term deposits and interest and non-interest bearing bank accounts at December 29, 2012 and December 31, 2011, respectively.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
The fair value measurement standard also applies to certain nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis. A summary of the valuation methodologies used for the respective nonfinancial assets and liabilities measured at fair value on a nonrecurring basis is as follows:
Long-lived assets: The Company reviews the carrying amount of its long-lived assets other than goodwill and indefinite-lived intangible assets for potential impairment whenever events or changes in circumstance include a significant decrease in market price, a significant adverse change in the extent or manner in which an asset is being used or a significant adverse change in the legal or business climate. The Company measures the fair value of its long-lived assets, such as its definite-lived intangible assets and property, plant and equipment using independent appraisals, market models and discounted cash flow models. A discounted cash flow model requires inputs to a present value cash flow calculation such as a risk-adjusted discount rate, operating budgets, long-term strategic plans and remaining useful lives of the asset or asset group. If the carrying value of the Company’s long-lived assets (excluding goodwill and indefinite-lived intangible assets) exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified.
During 2012, the Company determined that certain purchased technology intangible assets in the Company's NMD business were impaired and recognized a $23 million impairment charge to write-down the intangible assets to their estimated fair value of $3 million. The fair value measurements of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs, specifically the discounted cash flow income approach method, to measure fair value. Additionally, the Company determined that certain purchased technology intangible assets in the Company's AF and CV businesses were fully impaired as the related product lines were discontinued and recognized an $8 million impairment charge as these intangible assets had no discrete future cash flows. The fair value measurements of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs, specifically the discounted cash flow income approach method, to measure fair value. The Company also recognized $2 million of intangible asset impairments associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and were fully impaired.
During 2011, the Company initiated restructuring actions resulting in the planned future closure of its CRM manufacturing facility in Sweden, resulting in the recognition of a $12 million impairment charge to write-down the facility to its estimated fair value of $13 million. The fair value measurement of the facility is considered Level 2 in the fair value hierarchy due to the use of observable inputs, specifically comparable third party sale prices for similar facilities. The Company also recognized $52 million of intangible asset impairments primarily associated with customer relationship intangible assets. As discussed previously, due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and were fully impaired. Refer to Note 8 for further details of these charges. There were no material impairments of the Company's long-lived assets recognized during fiscal year 2010.
Cost method investments: The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments approximated $151 million and $128 million at December 29, 2012 and December 31, 2011, respectively. The fair value of the Company’s cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company’s cost method investments are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value. During 2010, the Company determined that the fair value of a cost method investment was fully impaired as it did not believe that any of the investment carrying value would be recovered due to the investee's deteriorating financial condition and its expected inability to operate as a going concern. As a result, the Company recognized a $5 million impairment charge in other expense (see Note 9), to fully write-off the investment.
Fair Value Measurements of Other Financial Instruments
The aggregate fair value of the Company’s fixed-rate senior notes at December 29, 2012 (measured using quoted prices in active markets) was $2,521 million compared to the aggregate carrying value of $2,412 million (inclusive of the terminated interest rate swaps). The fair value of the Company’s variable-rate debt obligations at December 29, 2012 approximated their aggregate $668 million carrying value due to the variable interest rate and short-term nature of these instruments.

Derivative Financial Instruments	12 Months Ended
Dec. 29, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The Company follows the provisions of ASC Topic 815 in accounting for and disclosing derivative instruments and hedging activities. All derivative financial instruments are recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction. Derivative assets and derivative liabilities are classified as other current assets, other assets, other current liabilities or other liabilities based on the gain or loss position of the contract and the contract maturity date.
Foreign Currency Forward Contracts
The Company hedges a portion of its foreign currency exchange rate risk through the use of forward exchange contracts. The Company uses forward exchange contracts to manage foreign currency exposures related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedging relationships under ASC Topic 815. The Company measures its foreign currency exchange contracts at fair value on a recurring basis. The fair value of outstanding contracts was immaterial as of December 29, 2012 and December 31, 2011. During fiscal years 2012 and 2011 the net amount of gains (losses) the Company recorded to other income (expense) for its forward currency exchange contracts not designated as hedging instruments under ASC Topic 815 was a net gain of $7 million and a net loss of $3 million, respectively. The net loss recognized in 2010 was immaterial. These net gains (losses) were almost entirely offset by corresponding net (losses) gains on the foreign currency exposures being managed. The Company does not enter into contracts for trading or speculative purposes. The Company’s policy is to enter into hedging contracts with major financial institutions that have at least an “A” (or equivalent) credit rating.
Interest Rate Swap
In prior periods, the Company has chosen to hedge the fair value of certain debt obligations through the use of interest rate swap contracts. For interest rate swap contracts that are designated and qualify as fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. When outstanding, the Company’s swap contracts are recorded on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date. Additionally, any payments made or received under the swap contracts are accrued and recognized as interest expense. In June 2012, the Company terminated the interest rate swap it had entered into concurrent with the March 2010 issuance of the 2016 Senior Notes and received a cash payment of $24 million. The gain from terminating the interest rate swap agreement has been reflected as an increase to the carrying value of the debt and is being amortized as a reduction of interest expense resulting in a net average interest rate of 1.3% that will be recognized over the remaining term of the 2016 Senior Notes.
In March 2010, the Company entered into a 3-year, $450.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of $19 million. The gain from terminating the interest rate swap is being amortized as a reduction of interest expense resulting in a net average interest rate of 0.8% that will be recognized over the remaining term of the 2013 Senior Notes.

Segment And Geographic Information	12 Months Ended
Dec. 29, 2012
Segments, Geographical Areas [Abstract]
Segment And Geographic Information
SEGMENT AND GEOGRAPHIC INFORMATION
Segment Information
While the Company's 2012 business realignment was announced and effective August 30, 2012, the Company has continued to report under its legacy operating segment structure for internal management financial forecasting and reporting purposes through the end of fiscal year 2012. Therefore, based on U.S. GAAP, the Company’s four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF) and Neuromodulation (NMD). The primary products produced by each operating segment are: CRM – tachycardia implantable cardioverter defibrillator systems (ICDs) and bradycardia pacemaker systems (pacemakers); CV – vascular products, which include vascular closure products, pressure measurement guidewires, optical coherence tomography (OCT) imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; AF – electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation products, which include spinal cord and deep brain stimulation devices.
The Company has aggregated the four operating segments into two reportable segments based upon their similar operational and economic characteristics: CRM/NMD and CV/AF. Net sales of the Company’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments’ operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain expenses managed by the Company’s selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, in-process research and development (IPR&D) charges, excise tax expense and special charges have not been recorded in the individual reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company’s selling and corporate functions, principally including trade receivables, inventory, cash and cash equivalents, certain marketable securities and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented, as it is impracticable to do so.
The following table presents net sales and operating profit by reportable segment (in millions):

	CRM/NMD	CV/AF	Other	Total
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,185	1,241	(2,326)	1,100
Depreciation and amortization expense	81	95	108	284
Total assets	2,347	2,974	3,950	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,145	1,144	(2,174)	1,115
Depreciation and amortization expense	95	88	113	296
Total assets	2,412	3,093	3,613	9,118
Fiscal Year 2010
Net sales	$3,420	$1,744	$—	$5,164
Operating profit	2,125	968	(1,817)	1,276
Depreciation and amortization expense	91	52	101	244
Total assets	2,150	3,097	3,319	8,566

Net sales by class of similar products for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
Cardiac rhythm management	$2,854	$3,034	$3,040
Cardiovascular	1,328	1,337	1,036
Atrial fibrillation	898	822	708
Neuromodulation	423	419	380
	$5,503	$5,612	$5,164

Geographic Information: The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer.

Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
United States	$2,594	$2,648	$2,655
International
Europe	1,432	1,559	1,314
Japan	665	641	553
Asia Pacific	456	416	324
Other	356	348	318
	2,909	2,964	2,509
	$5,503	$5,612	$5,164

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 29, 2012	December 31, 2011	January 1, 2011
United States	$1,036	$1,007	$966
International
Europe	82	84	86
Japan	32	31	26
Asia Pacific	82	81	74
Other	193	185	172
	389	381	358
	$1,425	$1,388	$1,324

Quarterly Financial Data	12 Months Ended
Dec. 29, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
NOTE 15 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	First		Second	Third		Fourth
(in millions, except per share amounts)	Quarter		Quarter	Quarter		Quarter

Fiscal Year 2012:
Net sales	$1,395		$1,410	$1,326		$1,372
Gross profit	1,014		1,027	971		953
Net earnings (a)	212	(b)	244	176	(c)	120	(d)
Basic net earnings per share	$0.67		$0.78	$0.56		$0.39
Diluted net earnings per share	$0.67		$0.78	$0.56		$0.39
Cash dividends declared per share	$0.23		$0.23	$0.23		$0.23

Fiscal Year 2011:
Net sales	$1,376		$1,446	$1,383		$1,407
Gross profit	1,011		1,051	1,013		1,004
Net earnings (e)	233		241	227		125	(f)
Basic net earnings per share	$0.72		$0.73	$0.70		$0.39
Diluted net earnings per share	$0.71		$0.72	$0.69		$0.39
Cash dividends declared per share	$0.21		$0.21	$0.21		$0.21

(a)
Restructuring activities resulted in after-tax special charges of $29 million for the first quarter, $27 million for the second quarter, $66 million for the third quarter and $75 million for the fourth quarter.

(b)	Includes after-tax special charges of $25 million related to a license dispute settlement charge.

(c)	Includes after-tax special charges of $15 million for intangible asset impairment charges.

(d)
Includes after-tax special charges of $27 million related to IESD litigation and field action costs and after-tax charges of $11 million for intangible asset impairment charges and CATD inventory write-offs associated with discontinued product lines. Additionally, the Company recognized $46 million of additional income tax expense related to adjustments to uncertain tax positions associated with the effective settlement of certain income tax audits.

(e)	Restructuring activities resulted in after-tax special charges of $29 million for the second quarter, $21 million for the third quarter and $71 million for the fourth quarter.

(f)	Includes after-tax special charges of $31 million for intangible asset impairment charges and $38 million of after-tax accounts receivable allowance charges for collection risk in Europe.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(In millions)

	Balance	Additions		Deductions
Description	at Beginning of Year	Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year
Allowance for doubtful accounts:
Fiscal year ended
December 29, 2012	$101	$6	$1	$(61)	$—	$47
December 31, 2011	$35	$72	$—	$(3)	$(3)	$101
January 1, 2011	$35	$4	$2	$(6)	$—	$35

(1)
Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.

(2)	In 2012, 2011 and 2010, $1 million, $(3) million, and $2 million, respectively, of “other” represents the effects of changes in foreign currency translation.

Summary of Significant Accounting Policies Principles of Consolidation (Policies)	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Summary of Significant Accounting Policies Fiscal Year (Policies)	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Period, Policy [Policy Text Block]
Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2012, 2011 and 2010 consisted of 52 weeks and ended on December 29, 2012, December 31, 2011 and January 1, 2011, respectively.

Summary of Significant Accounting Policies Use of Estimates (Policies)	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Summary of Significant Accounting Policies Cash and cash equivalents (Policies)	12 Months Ended
Dec. 29, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.

Summary of Significant Accounting Policies Marketable securities (Policies)	12 Months Ended
Dec. 29, 2012
Cash and Cash Equivalents [Abstract]
Marketable Securities, Policy [Policy Text Block]
Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Adjusted cost	$9	$9
Gross unrealized gains	32	30
Fair value	$41	$39

Available-for-sale securities are reported at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recognized in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2012 and 2010, the Company sold available-for-sale securities, recognizing realized after-tax gains of $8 million and $3 million, respectively. The total pre-tax gains of $14 million and $5 million were recognized as other income (see Note 9) during 2012 and 2010, respectively. There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal year 2011. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made.

The Company's investments in mutual funds are reported at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).

Summary of Significant Accounting Policies Accounts receivable (Policies)	12 Months Ended
Dec. 29, 2012
Receivables [Abstract]
Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy	Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. In Greece, the Company had sold its products through a distributor through early 2012. In February 2012, an agreement was reached between the Greek government and the European Union and International Monetary Fund whereby creditors would swap existing Greek government bonds for new bonds with a significant reduction in face value, a longer term and lower interest rates. This agreement, among other macroeconomic and factors specific to the distributor, negatively impacted the solvency and liquidity of the Company's Greek distributor, raising significant doubt regarding the collectability of the Company's outstanding receivable balance. As a result, the Company recognized a $57 million accounts receivable allowance charge in the consolidated financial statements for the fiscal year ended December 31, 2011, which was subsequently written off during 2012. No significant accounts receivable allowance charges were recognized in 2012. The Company's total allowance for doubtful accounts was $47 million and $101 million at December 29, 2012 and December 31, 2011, respectively.

Summary of Significant Accounting Policies Inventory (Policies)	12 Months Ended
Dec. 29, 2012
Inventory Disclosure [Abstract]
Inventory, Policy [Policy Text Block]
Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 29, 2012	December 31, 2011
Finished goods	$416	$438
Work in process	50	54
Raw materials	144	132
	$610	$624

Summary of Significant Accounting Policies Property, plant and equipment (Policies)	12 Months Ended
Dec. 29, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 years to 39 years years for buildings and improvements, three to 15 years years for machinery and equipment, including capitalized development costs for internal-use software, and three to seven years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. Diagnostic equipment also includes other capital equipment provided by us to customers for use in diagnostic and surgical procedures. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes. During 2012, 2011 and 2010, depreciation expense was $196 million, $203 million, and $178 million, respectively.

Summary of Significant Accounting Policies Goodwill and intangible assets (Policies)	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. As of December 29, 2012, the Company has four reporting units consisting of its four operating segments (see Note 14). The Company assesses goodwill impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. If the qualitative assessment results in a determination that the fair value of a reporting unit is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value is more-likely-than-not below the carrying value of a reporting unit, the Company performs the two-step goodwill impairment test required by Accounting Standards Codification (ASC) Topic 350, Intangibles - Goodwill and Other. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2012 and 2011, the Company concluded that it was unlikely that the fair value was less than its carry value based on its qualitative assessment. Additionally, during the fourth quarter of 2010, the Company completed its quantitative goodwill impairment assessment under previous accounting guidance and determined there was no evidence of impairment associated with the carrying values of goodwill for its reporting units.
Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from three to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.
The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. For such purchases, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed immediately.
The Company also reviews its indefinite-lived intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment or when impairment indicators exist. The Company assesses its indefinite-lived intangible assets for impairment similar to goodwill by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. Similar to the goodwill impairment analysis, if the qualitative assessment results in a determination that the fair value of an indefinite-lived intangible asset is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value of its indefinite-lived intangible assets is more-likely-than-not below the carrying value, impairment indicators exist. The Company then analyzes the carrying value of the indefinite-lived intangible asset to quantitatively determine if the carrying value exceeds the asset's expected undiscounted future cash flows. If the carrying value exceeds the undiscounted future cash flows, the asset is written down to the fair value, which the Company determines by a present value cash flow calculation.
The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted cash flows, the carrying value is written down to fair value, which the Company determines using present value cash flow calculations. During 2012, the Company recognized impairment charges of $31 million associated with purchased technology assets in the Company's NMD, AF and CV businesses as their future expected undiscounted cash flows did not exceed the carrying value of the related assets. During both 2012 and 2011, the Company recognized $2 million and $52 million, respectively, of intangible asset impairments associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, these intangible assets were determined to have no future discrete cash flows and were fully impaired in the respective periods. There was no impairment of the Company's intangible assets during fiscal year 2010. See Note 8 for further detail regarding the intangible asset impairments recognized during fiscal years 2012 and 2011.

Summary of Significant Accounting Policies Standard product warranty (Policies)	12 Months Ended
Dec. 29, 2012
Payables and Accruals [Abstract]
Standard Product Warranty, Policy [Policy Text Block]
Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2012 and 2011 were as follows (in millions):

	2012	2011
Balance at beginning of period	$36	$25
Warranty expense recognized	5	15
Warranty credits issued	(3)	(4)
Balance at end of period	$38	$36

Summary of Significant Accounting Policies Product liability (Policies)	12 Months Ended
Dec. 29, 2012
Payables and Accruals [Abstract]
Product Liability Contingencies [Table Text Block]
Product Liability: Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recognized when it is probable that a recovery will be realized. The Company has not incurred a significant amount of product liability charges during fiscal years 2012, 2011 or 2010.

Summary of Significant Accounting Policies Litigation policy (Policies)	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Litigation policy [Text Block]
Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.

Summary of Significant Accounting Policies Revenue recognition (Policies)	12 Months Ended
Dec. 29, 2012
Deferred Revenue Disclosure [Abstract]
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.

Summary of Significant Accounting Policies Research and development (Policies)	12 Months Ended
Dec. 29, 2012
Research and Development [Abstract]
Research and Development Expense, Policy [Policy Text Block]
Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.

Summary of Significant Accounting Policies Earnings per share (Policies)	12 Months Ended
Dec. 29, 2012
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]
Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2012, 2011 and 2010 (in millions, except per share amounts):

	2012	2011	2010
Numerator:
Net earnings	$752	$826	$907
Denominator:
Basic weighted average shares outstanding	313.3	324.3	328.2
Effect of dilutive securities:
Stock options	1.3	2.6	2.3
Restricted stock units	0.2	0.2	—
Diluted weighted average shares outstanding	314.8	327.1	330.5
Basic net earnings per share	$2.40	$2.55	$2.76
Diluted net earnings per share	$2.39	$2.52	$2.75

Approximately 18.9 million, 11.5 million and 18.3 million shares of common stock subject to stock options and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2012, 2011 and 2010, respectively.

Summary of Significant Accounting Policies Foreign currency transaction and translation (Policies)	12 Months Ended
Dec. 29, 2012
Foreign Currency [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Summary of Significant Accounting Policies Derivatives (Policies)	12 Months Ended
Dec. 29, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.
The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.
The Company has periodically entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company has also periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recognized as an asset or liability, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. The Company's swap contracts are classified on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date.

Stock-based Compensation Stock-based compensation (Policies)	12 Months Ended
Dec. 29, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.
The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 29, 2012
Accounting Policies [Abstract]
Summary Of Components Of Available-For-Sale Securities
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Adjusted cost	$9	$9
Gross unrealized gains	32	30
Fair value	$41	$39

Schedule Of Inventories
Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 29, 2012	December 31, 2011
Finished goods	$416	$438
Work in process	50	54
Raw materials	144	132
	$610	$624

Schedule of Product Warranty Liability [Table Text Block]
Changes in the Company's product warranty liability during fiscal years 2012 and 2011 were as follows (in millions):

	2012	2011
Balance at beginning of period	$36	$25
Warranty expense recognized	5	15
Warranty credits issued	(3)	(4)
Balance at end of period	$38	$36

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2012, 2011 and 2010 (in millions, except per share amounts):

	2012	2011	2010
Numerator:
Net earnings	$752	$826	$907
Denominator:
Basic weighted average shares outstanding	313.3	324.3	328.2
Effect of dilutive securities:
Stock options	1.3	2.6	2.3
Restricted stock units	0.2	0.2	—
Diluted weighted average shares outstanding	314.8	327.1	330.5
Basic net earnings per share	$2.40	$2.55	$2.76
Diluted net earnings per share	$2.39	$2.52	$2.75

Acquisitions and Minority Investment Acquisition - Business Combinations (Tables)	12 Months Ended
Dec. 29, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as a result of the significant business acquisitions made by the Company in fiscal year 2010 (in millions):

	LightLab Imaging	AGA Medical	Total
Current assets	$15	$97	$112
Deferred income taxes, net	4	13	17
Goodwill	41	881	922
Other intangible assets	40	421	461
Acquired IPR&D	14	120	134
Other long-term assets	2	45	47
Total assets acquired	116	1,577	1,693

Current liabilities	23	62	85
Deferred income taxes, net	—	196	196
Other long-term liabilities	—	236	236
Net assets acquired	$93	$1,083	$1,176

Cash paid, net of cash acquired	93	549	642
Non-cash (SJM shares at fair value)	—	534	534
Net assets acquired	$93	$1,083	$1,176

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2013	2014	2015	2016	2017	2017
Amortization expense	$87	$85	$85	$85	$75	$229

Schedule Of Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 14) for the fiscal years ended December 29, 2012 and December 31, 2011 were as follows (in millions):

	CRM/NMD	CV/AF	Total
Balance at January 1, 2011	$1,231	$1,725	$2,956
AGA Medical	—	(3)	(3)
Foreign currency translation and other	4	(4)	—
Balance at December 31, 2011	1,235	1,718	2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	$1,229	$1,732	$2,961

Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization
The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 29, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$947	$336	$922	$276
Customer lists and relationships	57	36	48	25
Trademarks and tradenames	22	10	24	8
Licenses, distribution agreements and other	6	4	6	4
	$1,032	$386	$1,000	$313
Indefinite-lived intangible assets:
Acquired IPR&D	$109		$120
Trademarks and tradenames	49		49
	$158		$169

Debt (Tables)	12 Months Ended
Dec. 29, 2012
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt
The Company’s debt consisted of the following (in millions):

	December 29, 2012	December 31, 2011
2.20% senior notes due 2013	$454	$461
3.75% senior notes due 2014	699	699
2.50% senior notes due 2016	518	518
4.875% senior notes due 2019	496	495
1.58% Yen-denominated senior notes due 2017	95	104
2.04% Yen-denominated senior notes due 2020	149	164
Yen-denominated credit facilities	76	83
Commercial paper borrowings	593	272
Total debt	3,080	2,796
Less: current debt obligations	530	83
Long-term debt	$2,550	$2,713

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Silzone Legal Accrual And Related Insurance Receivable
The following table summarizes the Company’s Silzone legal accrual and related insurance receivable at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Silzone legal accrual	$4	$22
Silzone insurance receivable	$3	$15

Stock-based Compensation (Tables)	12 Months Ended
Dec. 29, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The Company's total stock compensation expense for fiscal years 2012, 2011 and 2010 by income statement line item was as follows (in thousands):

	2012	2011	2010
Selling, general and administrative expense	$49	$55	$49
Research and development expense	15	15	15
Cost of sales	5	6	6
Total stock compensation expense	$69	$76	$70

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2012, 2011 and 2010 and the related weighted average assumptions used in the Black-Scholes model:

	2012	2011	2010
Fair value of options granted	$7.71	$9.17	$11.79
Assumptions:
Expected life (years)	5.4	5.5	4.8
Risk-free interest rate	0.7%	0.9%	2.2%
Volatility	31.2%	33.9%	31.7%
Dividend yield	2.5%	2.0%	—%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended December 29, 2012:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in millions)	Price	Term (in years)	(in millions)
Outstanding at December 31, 2011	29.0	$38.51
Granted	4.5	35.38
Exercised	(2.5)	36.35
Canceled	(2.8)	40.05
Outstanding at December 29, 2012	28.2	$38.05	4.8	$24
Vested and expected to vest	27.1	$38.10	4.7	$24
Exercisable at December 29, 2012	17.9	$38.88	3.6	$21

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes activity for restricted stock awards and restricted stock units under all stock compensation plans during the fiscal year ended December 29, 2012:

		Weighted Average
	Restricted Stock	Grant Date
	(in millions)	Fair Value
Unvested balance at December 31, 2011	1.3	$38.01
Granted	0.8	35.42
Vested	(0.3)	38.41
Canceled	(0.2)	38.17
Unvested balance at December 29, 2012	1.6	$36.61

Special Charges (Tables)	12 Months Ended
Dec. 29, 2012
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary Of Activity Related To Special Charge Restructuring Accrual
A summary of the activity related to the 2011 restructuring plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	9	20	9	9	47
Special charges	73	—	17	25	115
Non-cash charges used	—	(20)	(26)	(1)	(47)
Cash payments	(27)	—	—	(15)	(42)
Foreign exchange rate impact	(1)	—	—	—	(1)
Balance at December 31, 2011	54	—	—	18	72
Cost of sales special charges	11	13	—	20	44
Special charges	27	—	—	31	58
Non-cash charges used	—	(13)	—	(4)	(17)
Cash payments	(68)	—	—	(47)	(115)
Foreign exchange rate impact	1	—	—	(1)	—
Balance at December 29, 2012	$25	$—	$—	$17	$42

2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary Of Activity Related To Special Charge Restructuring Accrual
A summary of the activity related to the 2012 business realignment plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 31, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	5	17	—	2	24
Special charges	104	—	41	16	161
Non-cash charges used	—	(17)	(41)	(3)	(61)
Cash payments	(52)	—	—	(7)	(59)
Foreign exchange rate impact	1	—	—	—	1
Balance at December 29, 2012	$58	$—	$—	$8	$66

Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 29, 2012
Other Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
The Company’s other income (expense) consisted of the following (in millions):

	2012	2011	2010
Interest income	$5	$4	$2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$(95)	$(96)	$(68)

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 29, 2012
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
The Company's earnings before income taxes as generated from its U.S. and international operations are as follows (in millions):

	2012	2011	2010
U.S.	$316	$502	$553
International	689	517	655
Earnings before income taxes	$1,005	$1,019	$1,208

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following (in millions):

	2012	2011	2010
Current:
U.S. federal	$236	$180	$264
U.S. state and other	16	13	14
International	78	65	57
Total current	330	258	335
Deferred	(77)	(65)	(34)
Income tax expense	$253	$193	$301

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of deferred tax assets and liabilities are as follows: (in millions):

	2012	2011
Deferred income tax assets:
Net operating and capital loss carryforwards	$236	$164
Tax credit carryforwards	70	60
Inventories	148	145
Stock-based compensation	78	73
Compensation and benefits	113	101
Accrued liabilities and other	133	117
	778	660
Less: valuation allowance	(228)	(157)
Deferred income tax assets	550	503
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(12)	(11)
Property, plant and equipment	(204)	(207)
Intangible assets	(307)	(332)
Deferred income tax liabilities	(523)	(550)
Net deferred income tax assets (liabilities)	$27	$(47)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2012	2011	2010
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	0.5	1.2	2.2
International taxes at lower rates	(12.1)	(11.6)	(10.0)
Tax benefits from domestic manufacturer's deduction	(2.2)	(2.0)	(1.1)
Research and development credits	(1.1)	(2.7)	(2.4)
Puerto Rico excise tax	(1.8)	(1.7)	—
Non-deductible IPR&D charges	—	—	0.4
Settlement reserve for certain prior year tax positions	4.6	—	—
Other	2.3	0.8	0.8
Effective income tax rate	25.2%	19.0%	24.9%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table summarizes the activity related to the Company's unrecognized tax benefits (in millions):

	2012	2011	2010
Balance at beginning of year	$205	$163	$121
Increases related to current year tax positions	38	33	33
Increases related to prior year tax positions	90	16	19
Reductions related to prior year tax positions	(18)	(1)	(9)
Reductions related to settlements / payments	(1)	(2)	—
Expiration of the statute of limitations for the assessment of taxes	—	(4)	(1)
Balance at end of year	$314	$205	$163

Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 29, 2012
Fair Value Disclosures [Abstract]
Summary Of Financial Assets Measured At Fair Value On A Recurring Basis
A summary of financial assets measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011 is as follows (in millions):

	Balance Sheet Classification	December 29, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$964	$964	$—	$—
Available-for-sale securities	Other current assets	41	41	—	—
Trading securities	Other assets	231	231	—	—
Total assets		$1,236	$1,236	$—	$—

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745	$745	$—	$—
Available-for-sale securities	Other current assets	39	39	—	—
Trading securities	Other assets	205	205	—	—
Interest rate swap	Other assets	18	—	18	—
Total assets		$1,007	$989	$18	$—

Segment And Geographic Information (Tables)	12 Months Ended
Dec. 29, 2012
Segments, Geographical Areas [Abstract]
Schedule Of Net Sales And Operating Profit By Reportable Segment
The following table presents net sales and operating profit by reportable segment (in millions):

	CRM/NMD	CV/AF	Other	Total
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,185	1,241	(2,326)	1,100
Depreciation and amortization expense	81	95	108	284
Total assets	2,347	2,974	3,950	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,145	1,144	(2,174)	1,115
Depreciation and amortization expense	95	88	113	296
Total assets	2,412	3,093	3,613	9,118
Fiscal Year 2010
Net sales	$3,420	$1,744	$—	$5,164
Operating profit	2,125	968	(1,817)	1,276
Depreciation and amortization expense	91	52	101	244
Total assets	2,150	3,097	3,319	8,566

Net Sales By Class Of Similar Products [Table Text Block]
Net sales by class of similar products for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
Cardiac rhythm management	$2,854	$3,034	$3,040
Cardiovascular	1,328	1,337	1,036
Atrial fibrillation	898	822	708
Neuromodulation	423	419	380
	$5,503	$5,612	$5,164

Net Sales By Geographic Location
Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
United States	$2,594	$2,648	$2,655
International
Europe	1,432	1,559	1,314
Japan	665	641	553
Asia Pacific	456	416	324
Other	356	348	318
	2,909	2,964	2,509
	$5,503	$5,612	$5,164

Schedule Of Long-Lived Assets By Geographic Location
The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 29, 2012	December 31, 2011	January 1, 2011
United States	$1,036	$1,007	$966
International
Europe	82	84	86
Japan	32	31	26
Asia Pacific	82	81	74
Other	193	185	172
	389	381	358
	$1,425	$1,388	$1,324

Quarterly Financial Data Quarterly Financial Data (Tables)	12 Months Ended
Dec. 29, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
NOTE 15 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	First		Second	Third		Fourth
(in millions, except per share amounts)	Quarter		Quarter	Quarter		Quarter

Fiscal Year 2012:
Net sales	$1,395		$1,410	$1,326		$1,372
Gross profit	1,014		1,027	971		953
Net earnings (a)	212	(b)	244	176	(c)	120	(d)
Basic net earnings per share	$0.67		$0.78	$0.56		$0.39
Diluted net earnings per share	$0.67		$0.78	$0.56		$0.39
Cash dividends declared per share	$0.23		$0.23	$0.23		$0.23

Fiscal Year 2011:
Net sales	$1,376		$1,446	$1,383		$1,407
Gross profit	1,011		1,051	1,013		1,004
Net earnings (e)	233		241	227		125	(f)
Basic net earnings per share	$0.72		$0.73	$0.70		$0.39
Diluted net earnings per share	$0.71		$0.72	$0.69		$0.39
Cash dividends declared per share	$0.21		$0.21	$0.21		$0.21

Summary Of Components Of Available-For-Sale Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Adjusted cost	$ 9	$ 9
Gross unrealized gains	32	30
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	8	0	3
Pre-tax gain on sale of investment	14	0	5
Cost-method Investments, Other than Temporary Impairment			5
Other Current Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 41	$ 39

Summary of Significant Accounting Policies Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 29, 2012
Accounts Receivable [Abstract]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 57
Allowance for Doubtful Accounts Receivable, Current	$ 101	$ 47

Summary of Significant Accounting Policies Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 416	$ 438
Work in process	50	54
Raw materials	144	132
Inventory, Net	$ 610	$ 624

Summary of Significant Accounting Policies Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Depreciation	$ 196	$ 203	$ 178
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years

Summary of Significant Accounting Policies Intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Intangible Asset Charges [Member]
Intangible asset impairment charges		$ 52
Purchased Technology And Patents [Member] | Intangible Asset Charges [Member]
Intangible asset impairment charges	31
Customer Lists And Relationships [Member] | Intangible Asset Charges [Member]
Intangible asset impairment charges	$ 2	$ 49
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	20 years

Summary of Significant Accounting Policies Product Warranty Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period	$ 36	$ 25
Warranty expense recognized	(5)	(15)
Warranty credits issued	3	4
Balance at end of period	$ 38	$ 36

Net Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net Earnings Per Share [Line Items]
Net earnings	$ 120	$ 176	$ 244	$ 212	$ 125	$ 227	$ 241	$ 233	$ 752	$ 826	$ 907
Basic weighted average shares outstanding									313.3	324.3	328.2
Diluted weighted average shares outstanding									314.8	327.1	330.5
Basic net earnings per share	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.7	$ 0.73	$ 0.72	$ 2.4	$ 2.55	$ 2.76
Diluted net earnings per share	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.69	$ 0.72	$ 0.71	$ 2.39	$ 2.52	$ 2.75
Common stock subject to stock options, restricted stock awards and restricted stock units excluded from the diluted net earnings per share computation									18.9	11.5	18.3
Employee Stock Options [Member]
Net Earnings Per Share [Line Items]
Effect of dilutive securities									1.3	2.6	2.3
Restricted Stock Units [Member]
Net Earnings Per Share [Line Items]
Effect of dilutive securities									0.2	0.2	0

Acquisitions and Minority Investment Acquisitions Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2011 LightLab Imaging [Member]	Dec. 31, 2011 AGA Medical [Member]	Jan. 01, 2011 AGA Medical [Member]	Jan. 01, 2011 Cardiomems [Member]	Dec. 29, 2012 Developed Technology Rights [Member] LightLab Imaging [Member]	Jan. 01, 2011 Developed Technology Rights [Member] LightLab Imaging [Member]	Jan. 01, 2011 Developed Technology Rights [Member] AGA Medical [Member]	Jan. 01, 2011 Trademarks [Member] AGA Medical [Member]	Dec. 29, 2012 Maximum [Member]	Dec. 29, 2012 Maximum [Member] Developed Technology Rights [Member] AGA Medical [Member]	Dec. 29, 2012 Minimum [Member]	Dec. 29, 2012 Minimum [Member] Developed Technology Rights [Member] AGA Medical [Member]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net		$ 1,176	$ 93		$ 1,083
Business Acquisition, Cost of Acquired Entity, Cash Paid		642	93		549
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					13.6
Business Acquisition, Cost of Acquired Entity, Transaction Costs			1		15
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt					197
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development		461	40		421			40	372	49
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development		134	14		120
Business Acquisition Outstanding Shares Acquired Price Per Share					$ 20.8
Finite-Lived Intangible Asset, Useful Life							15 years				20 years	15 years	3 years	12 years
Goodwill, Purchase Accounting Adjustments	3			3
Equity Security Ownership Interest And Allocated Value For Purchase Option						60
Equity Security Ownership Interest						19.00%
Additional Payment For Acquisition At Company Option						$ 375

Acquisitions and Minority Investment Acquisition Table (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2011
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	$ 112
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	17
Business Acquisition, Purchase Price Allocation, Goodwill Amount	922
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	461
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	134
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	47
Business Acquisition, Purchase Price Allocation, Assets Acquired	1,693
Business Acquisition, Purchase Price Allocation, Current Liabilities	85
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	196
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	236
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,176
Business Acquisition, Cost of Acquired Entity, Cash Paid	642
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	534
LightLab Imaging [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	15
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	4
Business Acquisition, Purchase Price Allocation, Goodwill Amount	41
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	40
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	14
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	2
Business Acquisition, Purchase Price Allocation, Assets Acquired	116
Business Acquisition, Purchase Price Allocation, Current Liabilities	23
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	0
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	0
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	93
Business Acquisition, Cost of Acquired Entity, Cash Paid	93
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	0
AGA Medical [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	97
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	13
Business Acquisition, Purchase Price Allocation, Goodwill Amount	881
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	421
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	120
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	45
Business Acquisition, Purchase Price Allocation, Assets Acquired	1,577
Business Acquisition, Purchase Price Allocation, Current Liabilities	62
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	196
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	236
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,083
Business Acquisition, Cost of Acquired Entity, Cash Paid	549
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 534

Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 2,953	$ 2,956
Goodwill, Purchase Accounting Adjustments		(3)
Foreign currency translation and other	8	0
Ending balance	2,961	2,953
CRM/NMD [Member]
Goodwill [Roll Forward]
Beginning balance	1,235	1,231
Goodwill, Purchase Accounting Adjustments		0
Foreign currency translation and other	(6)	4
Ending balance	1,229	1,235
CV/AF [Member]
Goodwill [Roll Forward]
Beginning balance	1,718	1,725
Goodwill, Purchase Accounting Adjustments		(3)
Foreign currency translation and other	14	(4)
Ending balance	1,732	1,718
AGA Medical [Member]
Goodwill [Roll Forward]
Goodwill, Purchase Accounting Adjustments		$ (3)

Goodwill And Other Intangible Assets (Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Reclassification of indefinite-lived IPR&D to definite-lived	$ 11	$ 14
Gross Carrying Amount	1,032	1,000
Accumulated Amortization	386	313
Indefinite-lived intangible assets	158	169
Amortization of Intangible Assets	88	93	66
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	87
Finite-Lived Intangible Assets, Amortization Expense, Year Two	85
Finite-Lived Intangible Assets, Amortization Expense, Year Three	85
Finite-Lived Intangible Assets, Amortization Expense, Year Four	85
Finite-Lived Intangible Assets, Amortization Expense, Year Five	75
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	229
Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	947	922
Accumulated Amortization	336	276
Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	57	48
Accumulated Amortization	36	25
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	22	24
Accumulated Amortization	10	8
Indefinite-lived intangible assets	49	49
Licenses, Distribution Agreements And Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	6	6
Accumulated Amortization	4	4
Acquired IPR&D [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	109	120
Intangible Asset Charges [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges		52
Intangible Asset Charges [Member] | Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges	31
Intangible Asset Charges [Member] | Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges	$ 2	$ 49

Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt	$ 3,080	$ 2,796
Less: current debt obligations	530	83
Long-term debt	2,550	2,713
2.20% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Debt	454	461
3.75% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt	699	699
2.50% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt	518	518
4.875% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt	496	495
1.58% Yen-Denominated Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt	95	104
2.04% Yen-Denominated Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt	149	164
Yen-denominated credit facility
Debt Instrument [Line Items]
Debt	76	83
Commercial paper borrowings [Member]
Debt Instrument [Line Items]
Debt	$ 593	$ 272

Debt (Narrative) (Details)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 29, 2012 2.20% Senior Notes Due 2013 [Member] USD ($) Y	Dec. 31, 2011 2.20% Senior Notes Due 2013 [Member] USD ($)	Jan. 01, 2011 2.20% Senior Notes Due 2013 [Member] USD ($)	Dec. 29, 2012 3.75% Senior Notes Due 2014 [Member] USD ($) Y	Dec. 31, 2011 3.75% Senior Notes Due 2014 [Member] USD ($)	Dec. 29, 2012 2.50% Senior Notes Due 2016 [Member] USD ($) Y	Jun. 30, 2012 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 29, 2012 4.875% Senior Notes Due 2019 [Member] USD ($) Y	Dec. 31, 2011 4.875% Senior Notes Due 2019 [Member] USD ($)	Dec. 29, 2012 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($) Y	Dec. 29, 2012 1.58% Yen-Denominated Senior Notes Due 2017 [Member] JPY (¥)	Dec. 31, 2011 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($)	Dec. 29, 2012 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($) Y	Dec. 29, 2012 2.04% Yen-Denominated Senior Notes Due 2020 [Member] JPY (¥)	Dec. 31, 2011 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facilities [Member] JPY (¥)	Dec. 31, 2011 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facility One [Member]	Dec. 29, 2012 Yen Denominated Credit Facility Two [Member]	Dec. 29, 2012 Credit Facility [Member] USD ($)	Dec. 29, 2012 Commercial paper borrowings [Member] USD ($) D	Dec. 31, 2011 Commercial paper borrowings [Member] USD ($)	Dec. 29, 2012 Japan, Yen	Dec. 29, 2012 United States Currency Rate
Debt Instrument [Line Items]
Expected minimum principal payments in 2013	$ 526,000,000
Expected minimum principal payments in 2014	700,000,000
Expected minimum principal payments in 2015	593,000,000
Expected minimum principal payments in 2016	500,000,000
Expected minimum principal payments in 2017	95,000,000
Expected minimum principal payments thereafter	649,000,000
Debt Instrument, Face Amount			450,000,000			700,000,000		500,000,000			500,000,000		95,000,000	8,100,000,000	104,000,000	149,000,000	12,800,000,000	164,000,000
Debt instrument term, years			3			5		5			10		7	7		10	10
Debt instrument, stated percentage rate			2.20%			3.75%		2.50%			4.88%		1.58%	1.58%		2.04%	2.04%
Debt instrument, due date			Sep 15, 2013			Jul 15, 2014		Jan 15, 2016			Jul 15, 2019		Apr 28, 2017	Apr 28, 2017		Apr 28, 2020	Apr 28, 2020							Feb 15, 2015
Debt Instrument, Description of Variable Rate Basis																											Yen LIBOR	LIBOR
Debt instrument, effective interest rate			2.23%			3.78%		2.54%			5.04%
Interest rate swap term, years			3					5
Notional amount interest rate swap designated as a fair value hedge			450,000,000					500,000,000
Proceeds from termination of interest rate swap					19,000,000				24,000,000
Net average interest rate			0.80%					1.30%
Outstanding balance under yen denominated credit facilities																			76,000,000	6,500,000,000	83,000,000
Maximum borrowing capacity																				11,250,000,000
Debt instrument basis spread																						0.28%	0.25%	0.88%
Unused borrowing capacity																								1,500,000,000
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper																									270
Debt	$ 3,080,000,000	$ 2,796,000,000	$ 454,000,000	$ 461,000,000		$ 699,000,000	$ 699,000,000	$ 518,000,000		$ 518,000,000	$ 496,000,000	$ 495,000,000	$ 95,000,000		$ 104,000,000	$ 149,000,000		$ 164,000,000							$ 593,000,000	$ 272,000,000
Weighted average effective interest rate																									0.23%

Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Commitments And Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 37
Operating Leases, Future Minimum Payments, Due in Two Years	28
Operating Leases, Future Minimum Payments, Due in Three Years	21
Operating Leases, Future Minimum Payments, Due in Four Years	16
Operating Leases, Future Minimum Payments, Due in Five Years	14
Operating Leases, Future Minimum Payments, Due Thereafter	9
Operating Leases, Rent Expense	44	45	36
Silzone Product Liability Insurance [Member]
Commitments And Contingencies [Line Items]
Remaining insurance coverage for Silzone claims	13
Number of insurance carriers	2
VolcanoCorpvs.Lightlab [Member]
Commitments And Contingencies [Line Items]
days of legal notice	45
Ontario Class Action Matters [Member]
Commitments And Contingencies [Line Items]
Number of outstanding class actions	1
Individual Ontario Case [Member]
Commitments And Contingencies [Line Items]
Number of outstanding class actions	1
Minimum damage loss claimed	$ 1
British Columbia Class Action Matters [Member]
Commitments And Contingencies [Line Items]
Number of proposed class actions	1
Regulatory Matters Sylmar, CA [Member]
Commitments And Contingencies [Line Items]
Number of Form 483 Observations	11

Commitments And Contingencies (Schedule Of Silzone Legal Accrual And Related Insurance Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Silzone legal accrual	$ 4	$ 22
Silzone insurance receivable	$ 3	$ 15

Shareholders' Equity Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			2 Months Ended		3 Months Ended			12 Months Ended
	Dec. 29, 2012	Nov. 06, 2012	Aug. 29, 2011	Feb. 01, 2013	Feb. 08, 2012	Mar. 30, 2013	Jan. 20, 2011	Jan. 01, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Equity [Abstract]
Preferred stock, shares authorized	25,000,000								25,000,000	25,000,000
Preferred stock, par value	$ 1								$ 1	$ 1
Common stock, shares authorized	500,000,000								500,000,000	500,000,000
Common stock, par value	$ 0.1								$ 0.1	$ 0.1
Stock Repurchase Program, Authorized Amount		$ 300	$ 500	$ 1,000	$ 300		$ 300	$ 600
Stock Repurchased During Period, Shares	12,900,000	7,700,000	11,700,000	26,800,000	7,100,000		22,000,000	15,400,000
Stock Repurchased During Period, Value	$ 458	$ 300	$ 500	$ 1,000	$ 300		$ 900	$ 625	$ (1,058)	$ (775)	$ (625)
Treasury Stock Acquired, Average Cost Per Share	$ 35.6	$ 38.97	$ 42.79	$ 37.27	$ 42.14		$ 40.87	$ 40.63
Common Stock, Dividends, Per Share, Cash Paid						$ 0.25			$ 0.23	$ 0.21

Stock-based Compensation Stock-based compensation Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 M	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19,200,000
Shares Available For Option Grants In Lieu Of Restricted Stock Grants	16,800,000
Shares Available For Restricted Stock Grants Two Thousand Seven Plan	7,500,000
Reduction In The Number Of Shares Available For Certain Grants Of Restricted Stock Units Or Awards	2.25
Shares Available For Option Grants In Lieu Of Restricted Stock Grants	100,000
Shares Available For Restricted Stock Grants	100,000
Shares Available For Only Option Grants	2,300,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 141
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years
Employee Stock Purchase Plan Offering Period	12
Employee Stock Purchase Plan Employee Price Paid As A Percent Of Market Price	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	900,000	900,000	900,000
Employee Stock Purchase Plan Outstanding Common Shares Available For Grant	6,700,000
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 35.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.39	$ 10.86	$ 9.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	14	96	83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 11	$ 7	$ 1
Restricted Stock [Member]
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 37.63	$ 49.77	$ 37.08
Restricted Stock Units [Member]
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 35.39	$ 35.14	$ 41.65

Stock-based Compensation Stock-based compensation (Total Stock Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 69	$ 76	$ 70
Selling General And Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	49	55	49
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	15	15	15
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 5	$ 6	$ 6

Stock-based Compensation Stock Based Compensation (Assumptions Table) (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.71	$ 9.17	$ 11.79
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 4 months 24 days	5 years 6 months	4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.70%	0.90%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	31.15%	33.90%	31.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.49%	2.00%	0.00%

Stock-based Compensation Stock-based Compensation (Summary of Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	28.2	29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 38.05	$ 38.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 9 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	4.5
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 35.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(2.5)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 36.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(2.8)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 40.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	27.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 38.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	17.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 38.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 6 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 21

Stock-based Compensation Stock Based Compensation (Restricted Stock & Unit Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1.6	1.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 36.61	$ 38.01
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0.8
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 35.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 38.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 38.17

Special Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Research and Development Asset Acquired Other than Through Business Combination, Written-off	$ 0	$ 4	$ 12
Purchased technology and patents				12
Pension settlement charges		13
Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges		52
Intangible Asset Charges [Member] | CV/AF [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	8
Intangible Asset Charges [Member] | NMD [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	23
Licensing Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge	28
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge		4	17
product quality action cost [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge	16
Field Action Cost IESD [Member]
Restructuring Cost and Reserve [Line Items]
Loss Contingency, Loss in Period	27
Customer Lists And Relationships [Member] | Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	2	49
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	102	162
Severance and benefits costs, number of employees impacted	100
2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	51	34
2011 Restructuring Plan [Member] | Other Restructuring [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	37
Pension settlement charges		13
2011 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	8	7
2011 Restructuring Plan [Member] | Facility Closing [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefits costs, number of employees impacted		650
Idle facility costs	13	4
2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	38	82
2011 Restructuring Plan [Member] | Employee Termination Costs [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefits costs, number of employees impacted		550
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		26
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		12
2011 Restructuring Plan [Member] | Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	6	10
2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	185
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent	5.00%
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	18
2012 Business Realignment Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	7
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	109
2012 Business Realignment Restructuring Plan [Member] | Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	11
Operating Expense [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	58	115
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	31	25
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	27	73
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	0
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0	17
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	161
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	16
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	104
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	41
Cost of Sales [Member] | Field Action Cost IESD [Member]
Restructuring Cost and Reserve [Line Items]
Loss Contingency, Loss in Period	25
Cost of Sales [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	44	47
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	20	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	11	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	13	20
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0	9
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	24
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	2
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	5
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	17
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0
Cost of Sales [Member] | 2010 Special Charges [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges			$ 28

Special Charges (Summary Of Activity Related To Special Charge Restructuring Accrual) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	$ 72	$ 0
Special charges	102	162
Non-cash charges used	(17)	(47)
Cash payments	(115)	(42)
Foreign exchange rate impact	0	(1)
Balance at ending	42	72
2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	54	0
Special charges, severance and benefit costs	38	82
Non-cash charges used	0	0
Cash payments	(68)	(27)
Foreign exchange rate impact	1	(1)
Balance at ending	25	54
2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0
Non-cash charges used	(13)	(20)
Cash payments	0	0
Foreign exchange rate impact	0	0
Balance at ending	0	0
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0
Special charges, fixed asset impairment charges		26
Non-cash charges used	0	(26)
Cash payments	0	0
Foreign exchange rate impact	0	0
Balance at ending	0	0
2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	18	0
Special charges, other	51	34
Non-cash charges used	(4)	(1)
Cash payments	(47)	(15)
Foreign exchange rate impact	(1)	0
Balance at ending	17	18
2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0
Special charges	185
Non-cash charges used	(61)
Cash payments	(59)
Foreign exchange rate impact	1
Balance at ending	66
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0
Special charges, severance and benefit costs	109
Non-cash charges used	0
Cash payments	(52)
Foreign exchange rate impact	1
Balance at ending	58
2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0
Non-cash charges used	(17)
Cash payments	0
Foreign exchange rate impact	0
Balance at ending	0
2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0
Non-cash charges used	(41)
Cash payments	0
Foreign exchange rate impact	0
Balance at ending	0
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0
Special charges, other	18
Non-cash charges used	(3)
Cash payments	(7)
Foreign exchange rate impact	0
Balance at ending	8
Cost of Sales [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	44	47
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	11	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	13	20
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	0	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	20	9
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	24
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	5
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	17
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	0
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	2
Operating Expense [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	58	115
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	27	73
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	0
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	0	17
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	31	25
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	161
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	104
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	41
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	$ 16

Other Income (Expense), Net (Schedule Of Other Income (Expense)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Nonoperating Income (Expense) [Abstract]
Interest income	$ 5	$ 4	$ 2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$ (95)	$ (96)	$ (68)

Other Income (Expense), Net Other Income (Expense), Net Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Income and Expenses [Abstract]
Excise tax expense	$ 31	$ 28
Pre-tax gain on sale of investment	14	0	5
Investment impairment charges	$ 0	$ 0	$ 5

Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Settlements, Other		4.60%	0.00%	0.00%
Tax Adjustments, Settlements, and Unusual Provisions	$ 46,000,000	$ 46,000,000
Undistributed Foreign Earnings	2,800,000,000	2,800,000,000
Tax Credit Carryforward, Amount	68,000,000	68,000,000
Deferred Tax Assets, Valuation Allowance	228,000,000	228,000,000	157,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	100,000,000	100,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		22,000,000	1,000,000	4,000,000
Accrued interest and penalties	69,000,000	69,000,000	35,000,000	34,000,000
Unrecognized Tax Benefits	314,000,000	314,000,000	205,000,000	163,000,000	121,000,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss And Capital Loss Carryforwards	12,000,000	12,000,000	2,000,000
Tax Credit Carryforward, Expiration Date		2014 through 2027
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	1,000,000	1,000,000
Operating Loss Carryforwards, Expiration Dates		2014 through 2018
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 223,000,000	$ 223,000,000

Income Taxes Earnings Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 316	$ 502	$ 553
Income (Loss) from Continuing Operations before Income Taxes, Foreign	689	517	655
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 1,005	$ 1,019	$ 1,208

Income Taxes Schedule of Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 236	$ 180	$ 264
Current State and Local Tax Expense (Benefit)	16	13	14
Current Foreign Tax Expense (Benefit)	78	65	57
Current Income Tax Expense (Benefit)	330	258	335
Deferred Income Tax Expense (Benefit)	(77)	(65)	(34)
Income tax expense	$ 253	$ 193	$ 301

Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 236	$ 164
Tax Credit Carryforward, Deferred Tax Asset	70	60
Deferred Tax Assets, Inventory	148	145
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	78	73
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	113	101
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	133	117
Deferred Tax Assets, Gross	778	660
Deferred Tax Assets, Valuation Allowance	(228)	(157)
Deferred Tax Assets, Net of Valuation Allowance	550	503
Deferred Tax Liabilities, Other Comprehensive Income	(12)	(11)
Deferred Tax Liabilities, Property, Plant and Equipment	(204)	(207)
Deferred Tax Liabilities, Intangible Assets	(307)	(332)
Deferred Tax Liabilities, Net	(523)	(550)
Deferred Tax Assets, Net	$ 27	$ (47)

Income Taxes Rate Reconciliation U.S. federal statutory rate to effective income tax rate (Details)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	0.50%	1.20%	2.20%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(12.10%)	(11.60%)	(10.00%)
Effective Income Tax Rate Reconciliation, Deductions, Qualified Production Activities	(2.20%)	(2.00%)	(1.10%)
Effective Income Tax Rate Reconciliation, Tax Credits, Research	(1.10%)	(2.70%)	(2.40%)
Effective Income Tax Rate Reconciliation Excise Tax	(1.80%)	(1.70%)	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development	0.00%	0.00%	0.40%
Effective Income Tax Rate Reconciliation, Tax Settlements, Other	4.60%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	2.30%	0.80%	0.80%
Effective Income Tax Rate, Continuing Operations	25.20%	19.00%	24.90%

Income Taxes Schedule of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 314	$ 205	$ 163	$ 121
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	38	33	33
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	90	16	19
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(18)	(1)	(9)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(2)	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 0	$ (4)	$ (1)

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Retirement Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 26	$ 23	$ 21
Deferred Compensation Liability, Classified, Noncurrent	234	205
Defined Benefit Pension Plan, Liabilities, Noncurrent	16	15
Defined Benefit Plan, Settlements, Benefit Obligation		31
Pension settlement charges		$ 13

Fair Value Measurements And Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 01, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 31, 2011 Intangible Asset Charges [Member]	Sep. 29, 2012 Neuromodulation [Member]	Dec. 29, 2012 Neuromodulation [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 Cardiac Rhythm Management [Member]	Dec. 29, 2012 CV/AF [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Cardiac Rhythm Management [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
cash equivalents at carrying value excluding money market securities		$ 230	$ 241
Impairment charges									26	12
Estimated fair value after write-down					3		13
Intangible asset impairment charges				52		23		8			2	49
Fair Value, Estimate Not Practicable, Cost Method Investments		151	128
Cost-method Investments, Other than Temporary Impairment	5
Aggregate fair value, fixed-rate debt obligations		2,521
Aggregate carrying value, fixed-rate debt obligations		2,412
Aggregate carrying value, other debt obligations		$ 668

Fair Value Measurements And Financial Instruments Fair Value Measurements Recurring Basis Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 1,236	$ 1,007
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,236	989
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	18
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	964	745
Cash and Cash Equivalents [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	964	745
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	0	0
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	0	0
Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	41	39
Other Current Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	41	39
Other Current Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Other Current Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	231	205
Interest rate swap, assets		18
Other Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	231	205
Interest rate swap, assets		0
Other Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	0	0
Interest rate swap, assets		18
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	0	0
Interest rate swap, assets		$ 0

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 2.50% Senior Notes Due 2016 [Member] Y	Jun. 30, 2012 2.50% Senior Notes Due 2016 [Member]	Dec. 29, 2012 2.20% Senior Notes Due 2013 [Member]	Jan. 01, 2011 2.20% Senior Notes Due 2013 [Member]
Derivatives, Fair Value [Line Items]
The net amount of gains/(loss) recorded to other income (expense)	$ 7	$ (3)
Proceeds from termination of interest rate swap				24		19
Net average interest rate			1.30%		0.80%
Debt instrument term, years			5		3
Debt Instrument, Face Amount			$ 500		$ 450

Segment And Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Segment Reporting Information [Line Items]
Net sales	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 1,407	$ 1,383	$ 1,446	$ 1,376	$ 5,503	$ 5,612	$ 5,164
Operating profit									1,100	1,115	1,276
Depreciation and amortization									284	296	244
Assets	9,271				9,118				9,271	9,118	8,566
International, Net Sales									2,909	2,964	2,509
Long-Lived Assets	1,425				1,388				1,425	1,388	1,324
International, Long-Lived Assets	389				381				389	381	358
CRM/NMD [Member]
Segment Reporting Information [Line Items]
Net sales									3,277	3,453	3,420
Operating profit									2,185	2,145	2,125
Depreciation and amortization									81	95	91
Assets	2,347				2,412				2,347	2,412	2,150
CV/AF [Member]
Segment Reporting Information [Line Items]
Net sales									2,226	2,159	1,744
Operating profit									1,241	1,144	968
Depreciation and amortization									95	88	52
Assets	2,974				3,093				2,974	3,093	3,097
Other [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating profit									(2,326)	(2,174)	(1,817)
Depreciation and amortization									108	113	101
Assets	3,950				3,613				3,950	3,613	3,319
CRM [Member]
Segment Reporting Information [Line Items]
Net sales									2,854	3,034	3,040
CV [Member]
Segment Reporting Information [Line Items]
Net sales									1,328	1,337	1,036
AF [Member]
Segment Reporting Information [Line Items]
Net sales									898	822	708
NMD [Member]
Segment Reporting Information [Line Items]
Net sales									423	419	380
United States [Member]
Segment Reporting Information [Line Items]
Net sales									2,594	2,648	2,655
Long-Lived Assets	1,036				1,007				1,036	1,007	966
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									1,432	1,559	1,314
Long-Lived Assets	82				84				82	84	86
Japan [Member]
Segment Reporting Information [Line Items]
Net sales									665	641	553
Long-Lived Assets	32				31				32	31	26
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales									456	416	324
Long-Lived Assets	82				81				82	81	74
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									356	348	318
Long-Lived Assets	$ 193				$ 185				$ 193	$ 185	$ 172

Quarterly Financial Data Quarterly Financial Data Table (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 1,407	$ 1,383	$ 1,446	$ 1,376	$ 5,503	$ 5,612	$ 5,164
Gross Profit	953	971	1,027	1,014	1,004	1,013	1,051	1,011	3,965	4,079	3,754
Net earnings	$ 120	$ 176	$ 244	$ 212	$ 125	$ 227	$ 241	$ 233	$ 752	$ 826	$ 907
Earnings Per Share, Basic	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.7	$ 0.73	$ 0.72	$ 2.4	$ 2.55	$ 2.76
Earnings Per Share, Diluted	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.69	$ 0.72	$ 0.71	$ 2.39	$ 2.52	$ 2.75
Cash dividends declared per share:	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 0.21	$ 0.21	$ 0.21	$ 0.21	$ 0.92	$ 0.84	$ 0

Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Dec. 29, 2012
After Tax Special Charges Associated With Restructuring Actions To Realign Activities	$ 75	$ 66	$ 27	$ 29	$ 71	$ 21	$ 29
After Tax Special Charges For Intangible Asset Impairment Charges	11	15			31
Tax Adjustments, Settlements, and Unusual Provisions	46							46
After Tax Accounts Receivable Allowance Charges For Collection Risk					38
Licensing Agreements [Member]
After-tax loss contingency expense				25
Field Action Cost IESD [Member]
After-tax loss contingency expense	$ 27

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 29, 2012		Jan. 01, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at beginning of year			$ 101,000
Allowance for doubtful accounts, balance at end of year	101,000		47,000
Effects of changes in foreign currency translation	(3,000)		1,000		2,000
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at beginning of year			101		35
Charged to expense	72		6		4
Other, Additions	0	[1]	1	[1]	2	[1]
Write-offs	(3)	[2]	(61)	[2]	(6)	[2]
Other, Deductions	(3)	[1]	0	[1]	0	[1]
Allowance for doubtful accounts, balance at end of year	101		47		35
Write off related to Greek distributor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Write-offs			$ 55,000

[1]	In 2012, 2011 and 2010, $1 million, $(3) million, and $2 million, respectively, of “other” represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.